UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2016

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

February 29, 2016

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

➤ Tax Free Fund

➤ Institutional Tax Free Fund

➤ Intermediate-Term Municipal Fund

➤ Short Duration Municipal Fund

➤ California Municipal Bond Fund

➤ Massachusetts Municipal Bond Fund

➤ New Jersey Municipal Bond Fund

➤ New York Municipal Bond Fund

➤ Pennsylvania Municipal Bond Fund

➤ Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Alabama — 0.5%
Montgomery County, Public Facilities Authority, Facilities Project, RB, NATL Pre-Refunded @ 100
5.000%, 03/01/16 (A)	$3,055	$3,055
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser AR, RB
0.010%, 03/02/16 (B) (C)	2,000	2,000

		5,055

California — 6.0%
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	6,050	6,099
California State, GO
0.120%, 03/28/16	4,800	4,800
0.030%, 04/05/16	6,000	6,000
California State, GO
0.010%, 03/01/16 (B) (C)	8,200	8,200
0.010%, 03/03/16 (B) (C)	4,170	4,170
California State, Sub-Ser A, GO
0.010%, 03/02/16 (B) (C)	12,650	12,650
Eclipse Funding Trust, Ser 2007-0061, RB
0.020%, 03/03/16 (B) (C)	8,225	8,225
Golden Empire, Schools Financing Authority, Kern High School Project, RB
0.210%, 03/04/16 (C)	7,825	7,825
Los Angeles, Municipal Improvement Authority, RB
0.030%, 04/01/16	6,800	6,800
Sacramento, Municipal Utility District, Ser L, RB
0.010%, 03/03/16 (B) (C)	1,765	1,765

		66,534

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Colorado — 1.2%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
0.010%, 03/01/16 (B) (C)	$2,715	$2,715
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A-8, RB
0.010%, 03/01/16 (B) (C)	2,800	2,800
Colorado State, Housing & Finance Authority, Ser A, RB
0.020%, 03/02/16 (C)	1,185	1,185
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.020%, 03/02/16 (C)	7,220	7,220

		13,920

Connecticut — 2.0%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.010%, 03/03/16 (C)	7,900	7,900
Connecticut State, Housing Finance
Authority, Ser C2, RB
0.010%, 03/03/16 (C)	5,595	5,595
Connecticut State, Housing Finance Authority, Sub-Ser E3, RB
0.010%, 03/01/16 (C)	3,650	3,650
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.010%, 03/03/16 (B) (C)	4,800	4,800

		21,945

District of Columbia — 0.7%
District of Columbia, RB
0.020%, 03/07/16 (B) (C)	1,200	1,200
Washington D.C., Airport Authority, RB
0.100%, 06/01/16	6,500	6,500

		7,700

Florida — 5.2%
Florida State, Board of Education, Capital Outlay Project, Ser A, GO
5.000%, 06/01/16	2,400	2,428
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.060%, 03/03/16 (B) (C)	1,665	1,665

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.020%, 03/02/16 (B) (C)	$10,250	$10,250
Gainesville, Utilities System Revenue Authority, Ser B, RB
0.010%, 03/07/16 (B) (C)	4,500	4,500
Hillsborough, Community College Foundation, RB
0.020%, 03/03/16 (B) (C)	5,550	5,550
Kissimmee, Utility Authority, RB
0.060%, 04/05/16	8,950	8,950
0.060%, 04/06/16	12,100	12,100
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.030%, 03/03/16 (B) (C)	4,925	4,925
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.010%, 03/03/16 (B) (C)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.010%, 03/03/16 (B) (C)	5,500	5,500

		57,768

Georgia — 1.2%
Habersham County, School District, GO Pre-Refunded @ 100
5.000%, 04/01/16 (A)	2,655	2,666
Macon, Water Authority, Ser A, RB
0.010%, 03/03/16 (C)	10,805	10,805

		13,471

Idaho — 0.7%
Idaho State, GO
2.000%, 06/30/16	7,450	7,492

Illinois — 2.7%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.030%, 03/03/16 (B) (C)	8,300	8,300
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.110%, 03/02/16 (B) (C)	500	500
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.010%, 03/02/16 (B) (C)	6,100	6,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.010%, 03/02/16 (B) (C)	$3,600	$3,600
0.010%, 03/03/16 (B) (C)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.160%, 03/05/16 (B) (C)	7,100	7,100

		30,600

Indiana — 1.5%
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.110%, 03/03/16 (B) (C)	3,500	3,500
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.040%, 03/03/16 (B) (C)	775	775
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.010%, 03/03/16 (B) (C)	1,750	1,750
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.010%, 03/02/16 (B) (C)	2,850	2,850
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.010%, 03/03/16 (B) (C)	4,000	4,000
Indiana State, Finance Authority, RB
0.010%, 03/02/16 (B) (C)	1,900	1,900
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser A, RB
0.020%, 03/03/16 (B) (C)	2,400	2,400

		17,175

Kansas — 1.7%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.010%, 03/02/16 (B) (C)	13,500	13,500
Kansas State, Development Finance Authority, RB
0.030%, 03/03/16 (C)	5,420	5,420

		18,920

Kentucky — 1.1%
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.010%, 03/02/16 (B) (C)	5,500	5,500

2	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/16	$1,600	$1,604
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.020%, 03/04/16 (B) (C)	4,900	4,900

		12,004

Louisiana — 3.6%
Baton Rouge, Exxon Project, RB
0.010%, 03/01/16 (C)	10,345	10,345
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 5006, GO
0.010%, 08/15/16 (B) (C)	20,700	20,700
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.010%, 03/02/16 (B) (C)	9,700	9,700

		40,745

Maryland — 3.2%
Maryland State, Community Development Administration, RB
0.020%, 03/03/16 (C)	9,750	9,750
Maryland State, Economic Development Authority, Ser A, RB
0.010%, 03/02/16 (C)	2,645	2,645
Maryland State, Health & Higher Educational Facilities Authority, Glen Meadows Project, RB
0.010%, 03/02/16	2,835	2,835
Maryland State, Health & Higher Educational Facilities Authority, Pooled Loan Program, Ser B, RB
0.010%, 03/02/16 (B) (C)	8,300	8,300
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.020%, 03/02/16 (B) (C)	4,000	4,000
Montgomery County, Housing Opportunites Commission, Ser C, RB, GNMA/FNMA/ FHLMC
0.020%, 03/01/16 (B) (C)	4,770	4,770
Montgomery County, RB
0.030%, 03/17/16	3,400	3,400

		35,700

Massachusetts — 4.0%
Clipper Tax-Exempt Certificates Trust, GO
0.040%, 03/03/16 (C)	3,300	3,300
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 5005, GO
0.010%, 03/01/16 (B) (C)	2,400	2,400

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, RB
0.010%, 04/05/16	$9,111	$9,111
Massachusetts State, Ser A, GO
2.000%, 04/27/16	23,100	23,167
RBC Municipal Products Trust, Ser E38, RB
0.020%, 03/04/16 (B) (C)	3,600	3,600
University of Massachusetts, Building Authority, Ser 1, RB
0.020%, 03/02/16 (C)	2,990	2,990

		44,568

Michigan — 4.7%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser C, RB
0.010%, 03/02/16 (B) (C)	13,645	13,645
Michigan State, Building Authority, RB
0.080%, 05/19/16	24,600	24,600
Michigan State, Building Authority, RB
0.010%, 03/03/16 (B) (C)	6,495	6,495
Michigan State, Higher Education Facilities Authority, Albion College Project, RB
0.010%, 03/02/16 (B) (C)	8,065	8,065

		52,805

Minnesota — 1.0%
Minnesota State, Housing Finance Agency, RB
0.010%, 03/04/16 (C)	4,500	4,500
St. Paul, Housing & Redevelopment Authority, Health System Project, Ser C, RB
0.020%, 03/03/16 (B) (C)	7,200	7,200

		11,700

Mississippi — 2.0%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser B, RB
0.010%, 03/01/16 (C)	10,250	10,250
Mississippi State, Business Finance Commission, Chevron USA Project, Ser F, RB
0.010%, 03/04/16 (C)	2,025	2,025
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.010%, 03/01/16 (C)	6,500	6,500

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
0.010%, 03/01/16 (C)	$3,600	$3,600

		22,375

Missouri — 3.6%
Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
0.010%, 03/01/16 (C)	7,500	7,500
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.040%, 03/03/16 (B) (C)	700	700
Missouri State, Health Education Authority, RB
0.050%, 03/03/16	5,200	5,200
0.030%, 04/04/16	9,600	9,600
0.030%, 04/07/16	12,200	12,200
St. Charles County, Public Water District No. 2, Ser A, COP
0.010%, 03/07/16 (B) (C)	2,850	2,850
St. Louis, Board of Education, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/16 (A)	2,025	2,033

		40,083

Nebraska — 2.5%
Lincoln, RB
0.040%, 03/08/16	9,000	9,000
Nebraska State, Public Power District, RB
0.020%, 03/16/16	4,675	4,675
Omaha, Public Power District, RB
0.060%, 04/05/16	7,020	7,020
0.060%, 04/19/16	7,300	7,300

		27,995

Nevada — 5.2%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.010%, 03/02/16 (B) (C)	4,100	4,100
Las Vegas, Valley Water Authority, RB
0.020%, 03/02/16	6,600	6,600
0.070%, 05/03/16	15,600	15,600
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.020%, 03/01/16 (B) (C)	8,810	8,810
Tender Option Bond Trust Receipts, Ser 2015-F2033, GO
0.020%, 03/07/16 (C)	22,475	22,475

		57,585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 2.1%
Clipper Tax-Exempt Certificates Trust, RB
0.010%, 03/03/16 (C)	$11,320	$11,320
Hudson County, Improvement Authority, RB
0.010%, 03/03/16 (B) (C)	2,300	2,300
Livingston, BAN
1.500%, 06/10/16	3,200	3,210
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, Ser D, RB
0.010%, 03/03/16 (B) (C)	7,100	7,100

		23,930

New York — 12.4%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/16	3,500	3,505
Cheektowaga, BAN
1.000%, 07/14/16	7,118	7,137
Greece, Central School District, GO
1.250%, 06/24/16	1,650	1,654
Kingston City, School District, Ser A, GO
1.500%, 06/16/16	3,850	3,862
Liverpool, Central School District, BAN
1.250%, 07/07/16	1,600	1,605
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/16	3,400	3,416
Metropolitan Transportation Authority, Sub-Ser E1, RB
0.010%, 03/01/16 (B) (C)	8,500	8,500
Metropolitan Transportation Authority, Sub-Ser E-1, RB
0.010%, 03/01/16 (B) (C)	3,600	3,600
Metropolitan Transportation Authority, Sub-Ser E3, RB
0.010%, 03/07/16 (B) (C)	5,000	5,000
Nassau County, Interim Finance Authority, Ser D1, RB
0.010%, 03/02/16 (C)	10,400	10,400
New York City, Housing Development Authority, Ser B3, RB
0.020%, 03/07/16 (C)	1,900	1,900
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.010%, 03/03/16 (B) (C)	4,100	4,100

4	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Municipal Finance Authority, Water Utility Improvement Project, Ser 2008-BB-3, RB
0.010%, 03/04/16	$15,000	$15,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.010%, 03/03/16 (B) (C)	5,700	5,700
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.010%, 03/03/16 (B) (C)	7,600	7,600
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.020%, 03/03/16 (B) (C)	1,675	1,675
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.010%, 03/02/16 (C)	5,800	5,800
New York State, Housing Finance Agency, 625 W 57th Street Project, RB
0.010%, 03/02/16 (B) (C)	17,400	17,400
New York State, Housing Finance Agency, 8 E 102 Street Project, Ser A, RB
0.010%, 03/02/16 (B) (C)	8,150	8,150
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.010%, 03/01/16 (B) (C)	3,500	3,500
Niagara Area, Development Authority, Niagara University Project, RB
0.030%, 03/02/16 (B) (C)	2,000	2,000
Shenendehowa, Central School District, GO
1.500%, 06/24/16	1,813	1,819
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.030%, 03/02/16 (B) (C)	1,890	1,890
Sullivan County, BAN
1.000%, 03/04/16	1,900	1,900
Triborough Bridge & Tunnel Authority, Ser C, RB
0.010%, 03/01/16 (B) (C)	5,725	5,725
White Plains, City School District, BAN
0.490%, 06/25/16	5,580	5,580

		138,418

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Carolina — 1.8%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.010%, 03/02/16 (B) (C)	$1,065	$1,065
North Carolina State, Capital Facilities Authority, TECP
0.080%, 03/03/16	1,700	1,700
North Carolina State, Capital Facilities Finance Agency, Triangle Aquatic Center Project, RB
0.020%, 03/04/16 (B) (C)	5,030	5,030
North Carolina State, Capital Facilities Finance Agency, University Project, Ser B, RB, AGC
0.020%, 03/02/16 (B) (C)	5,670	5,670
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/03/16 (B) (C)	2,405	2,405
North Carolina State, Ser A, GO
5.000%, 03/01/16	2,800	2,800
Wake County, GO
5.000%, 03/01/16	1,000	1,000

		19,670

Ohio — 4.6%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.010%, 03/03/16 (B) (C)	9,700	9,700
Franklin County, Health Care Facilities Authority, Ohio Presbyterian Project, Ser A, RB
0.010%, 03/03/16 (B) (C)	3,000	3,000
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.050%, 03/03/16 (C)	2,000	2,000
Hamilton County, Bell Home Project, RB
0.030%, 03/03/16 (B) (C)	1,460	1,460
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 03/04/16 (B) (C)	7,510	7,510
Ohio State University, RB
0.070%, 03/16/16	4,865	4,865
Ohio State University, Ser B, RB
0.010%, 03/02/16 (C)	7,765	7,765
Ohio State University, Ser B-1, RB
0.010%, 03/03/16 (C)	13,000	13,000
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.010%, 03/03/16 (B) (C)	2,000	2,000

		51,300

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oregon — 0.4%
Oregon State, Sewer System Revenue, Ser A, RB, NATL
5.000%, 06/15/16 (D)	$1,350	$1,369
Umatilla Indian Reservation Confederated Tribes, RB
0.020%, 03/04/16 (B) (C)	2,960	2,960

		4,329

Pennsylvania — 4.8%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.040%, 03/03/16 (B) (C)	1,550	1,550
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.130%, 03/03/16 (B) (C)	210	210
Allegheny County, Ser C50, GO
0.010%, 03/02/16 (B) (C)	5,400	5,400
Allegheny County, Ser C51, GO
0.010%, 03/07/16 (B) (C)	6,000	6,000
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.010%, 03/01/16 (B) (C)	1,155	1,155
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.020%, 03/01/16 (B) (C)	8,500	8,500
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.030%, 03/04/16 (B) (C)	1,260	1,260
Shelby County, Various Public Improvement Projects, Ser A, GO
0.010%, 03/03/16 (B) (C)	29,000	29,000

		53,075

Rhode Island — 1.7%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.010%, 03/03/16 (C)	19,400	19,400

South Carolina — 1.5%
Aiken County, Consolidated School District, RB
2.000%, 04/01/16	2,000	2,003
Columbia, Waterworks & Sewer System Project, RB
0.010%, 04/11/16 (B) (C)	9,425	9,425

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florence, School District No. 1, GO
5.000%, 03/01/16	$1,000	$1,000
Fort Mill, School District No. 4, GO
2.000%, 03/01/16	1,050	1,050
Fort Mill, School District No. 4, Ser B, GO
5.000%, 03/01/16	3,430	3,430

		16,908

South Dakota — 0.5%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.010%, 03/03/16 (C)	6,090	6,090

Tennessee — 1.5%
Eclipse Funding Trust, RB
0.010%, 03/03/16 (B) (C)	3,800	3,800
Nashville, Metropolitan Government, GO
0.040%, 03/03/16	2,900	2,900
0.060%, 04/07/16	9,600	9,600

		16,300

Texas — 12.2%
Austin, RB
0.020%, 03/03/16	6,900	6,900
Austin, Water & Wastewater System Revenue Authority, RB
0.020%, 03/04/16 (B) (C)	2,365	2,365
Dallas, Performing Arts Cultural Facilities, RB
0.010%, 03/03/16 (B) (C)	17,900	17,900
Gulf Coast, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 03/01/16 (C)	12,100	12,100
Harris County, Cultural Education Facilities Finance, Ser A, RB
0.010%, 03/01/16 (B) (C)	4,265	4,265
Houston, RB
0.040%, 03/01/16	2,400	2,400
0.040%, 03/07/16	2,400	2,400
Houston, Utility System Revenue Authority, First Lien, RB
0.010%, 03/03/16 (B) (C)	3,000	3,000
Lower Neches, Valley Industrial Development Authority, RB
0.010%, 03/01/16 (C)	3,900	3,900
Mesquite, Independent School District, GO, PSF-GTD
0.060%, 03/10/16 (C)	2,560	2,560

6	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Texas, Tollway Authority, Ser D, RB
0.010%, 03/02/16 (B) (C)	$32,000	$32,000
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
0.020%, 03/04/16 (C)	2,000	2,000
Texas A&M University, RB
0.020%, 03/29/16	22,000	22,000
Texas State, Public Finance Authority, RB
0.020%, 03/07/16	8,050	8,050
University of Texas, Financing System, Ser B, RB
0.010%, 03/05/16 (C)	5,520	5,520
University of Texas, Permanent University Fund, Ser A, RB
0.010%, 03/03/16 (C)	2,060	2,060
University of Texas, RB
0.030%, 03/04/16	2,700	2,700
0.030%, 03/08/16	3,600	3,600
University of Texas, Ser B, RB
0.010%, 03/03/16 (C)	1,000	1,000

		136,720

Utah — 0.3%
Alpine School District, GO
1.250%, 03/15/16	1,195	1,196
Davis County, School District, Ser A, GO
2.000%, 06/01/16	1,745	1,753

		2,949

Vermont — 0.3%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.010%, 03/03/16 (B) (C)	3,795	3,795

Washington — 0.2%
Washington State, Ser R2012D, GO
5.000%, 07/01/16	1,960	1,991

Multi-State — 1.1%
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M027, RB
0.020%, 03/04/16 (C)	6,910	6,910

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.020%, 03/04/16 (C)	$5,090	$5,090

		12,000

Total Municipal Bonds (Cost $1,113,015) ($ Thousands)		1,113,015

Total Investments — 99.7% (Cost $1,113,015) ($ Thousands)		$1,113,015

Percentages are based on a Net Assets of $1,116,419 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

As of February 29, 2016, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.9%

Alabama — 1.3%
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser AR, RB
0.010%, 03/02/16 (A) (B)	$13,500	$13,500

California — 5.1%
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	7,085	7,142
California State, GO
0.120%, 03/28/16	5,200	5,200
0.030%, 04/05/16	6,250	6,250
0.010%, 03/03/16 (A) (B)	4,000	4,000
Golden Empire, Schools Financing Authority, Kern High School Project, RB
0.210%, 03/04/16 (B)	7,975	7,975
Los Angeles, Municipal Improvement Authority, RB
0.030%, 04/01/16	7,200	7,200
San Diego County, Museum of Art Project, COP
0.050%, 03/03/16 (A) (B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.020%, 03/03/16 (B)	11,915	11,915
University of California, Ser AL1, RB
0.010%, 03/03/16 (B)	800	800
University of California, Ser AL4, RB
0.010%, 03/03/16 (B)	2,000	2,000

		53,682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Colorado — 1.0%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Building Project, RB
0.010%, 03/01/16 (A) (B)	$2,305	$2,305
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.020%, 03/02/16 (B)	6,340	6,340
Colorado State, Housing & Finance Authority, Ser B3, RB
0.020%, 03/02/16 (B)	2,240	2,240

		10,885

Connecticut — 1.5%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.010%, 03/03/16 (B)	4,200	4,200
Connecticut State, Housing Finance Authority, Sub-Ser C3, RB
0.010%, 03/03/16 (B)	5,800	5,800
Connecticut State, Housing Finance Authority, Sub-Ser E3, RB
0.010%, 03/01/16 (B)	3,800	3,800
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.010%, 03/03/16 (A) (B)	1,700	1,700

		15,500

Delaware — 0.1%
University of Delaware, RB
0.010%, 03/01/16 (B)	1,200	1,200

District of Columbia — 1.5%
District of Columbia, American University Project, RB
0.010%, 03/01/16 (A) (B)	7,500	7,500
District of Columbia, RB
0.020%, 03/07/16 (A) (B)	1,400	1,400
Metropolitan Washington, Airport Authority, RB
0.100%, 06/01/16	6,800	6,800

		15,700

Florida — 3.8%
Florida State, Board of Education, Capital Outlay Project, Ser A, GO
5.000%, 06/01/16	2,600	2,631
Gainesville, Utilities System Revenue Authority, Ser B, RB
0.010%, 03/07/16 (A) (B)	6,400	6,400

8	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hillsborough, Community College Foundation, RB
0.020%, 03/03/16 (A) (B)	$1,950	$1,950
Kissimmee, Utility Authority, RB
0.060%, 04/05/16	9,500	9,500
0.060%, 04/06/16	12,650	12,650
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.030%, 03/03/16 (A) (B)	4,675	4,675
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.010%, 03/03/16 (A) (B)	2,975	2,975

		40,781

Georgia — 0.9%
Macon, Water Authority, Ser A, RB
0.010%, 03/03/16 (B)	2,825	2,825
Paulding County, Hospital Authority, Ser B, RB
0.010%, 03/03/16 (A) (B)	6,875	6,875

		9,700

Idaho — 0.9%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.120%, 03/03/16 (A) (B)	1,145	1,145
Idaho State, TAN
2.000%, 06/30/16	8,100	8,146

		9,291

Illinois — 1.2%
Illinois State, Development Finance Authority, Chicago Historical Society Project, RB
0.030%, 03/03/16 (A) (B)	10,275	10,275
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.010%, 03/02/16 (A) (B)	2,500	2,500

		12,775

Indiana — 2.3%
Indiana State, Finance Authority, Depauw University Project, Ser A, RB
0.010%, 03/03/16 (A) (B)	2,895	2,895
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.010%, 03/02/16 (A) (B)	3,095	3,095

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indiana State, Finance Authority, Lutheran Child Project, RB
0.040%, 03/03/16 (A) (B)	$3,490	$3,490
Indiana State, Finance Authority, Parkview Health Systems Project, Ser B, RB
0.020%, 03/03/16 (A) (B)	9,645	9,645
Indiana State, Finance Authority, RB
0.010%, 03/02/16 (A) (B)	2,100	2,100
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser A, RB
0.020%, 03/03/16 (A) (B)	2,900	2,900

		24,125

Kansas — 2.4%
Burlington, Environmental Improvement Revenue Authority, Power and Light Project, Ser A, RB
0.010%, 03/02/16 (A) (B)	13,800	13,800
Kansas State, Department of Transportation, Ser C3, RB
0.020%, 03/07/16 (B)	4,675	4,675
Kansas State, Development Finance Authority, RB
0.030%, 03/03/16 (B)	7,500	7,500

		25,975

Kentucky — 0.2%
Daviess County, Wendell Fosters Campus Project, RB
0.040%, 03/03/16 (A) (B)	730	730
Kentucky State, Rural Water Finance Authority, Ser D1, RB
1.250%, 07/01/16	1,800	1,805

		2,535

Louisiana — 1.5%
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 5006, GO
0.010%, 08/15/16 (A) (B)	5,800	5,800
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.010%, 03/02/16 (A) (B)	10,000	10,000

		15,800

Maryland — 2.7%
Maryland State, Community Development Administration, Ser J, RB
0.020%, 03/03/16 (B)	9,500	9,500

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Maryland State, Economic Development Authority, Ser A, RB
0.010%, 03/02/16 (B)	$3,000	$3,000
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins University Project, Ser A, RB
0.010%, 03/04/16 (B)	4,970	4,970
Maryland State, Health & Higher Educational Facilities Authority, Pooled Loan Program, Ser B, RB
0.010%, 03/02/16 (A) (B)	6,000	6,000
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.020%, 03/02/16 (A) (B)	1,600	1,600
Montgomery County, RB
0.030%, 03/17/16	3,600	3,600

		28,670

Massachusetts — 4.5%
Clipper Tax-Exempt Certificate Trust, GO
0.040%, 03/03/16 (B)	3,800	3,800
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 5005, GO
0.010%, 03/01/16 (A) (B)	2,600	2,600
Massachusetts State, Department of Transportation, Contract Assistance Project, Ser A2, RB
0.010%, 03/02/16 (B)	3,500	3,500
Massachusetts State, Health & Educational Facilities Authority, RB
0.010%, 04/05/16	10,700	10,700
Massachusetts State, Ser A, GO
2.000%, 04/27/16	26,900	26,978

		47,578

Michigan — 5.9%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser C, RB
0.010%, 03/02/16 (A) (B)	3,545	3,545
Michigan State, Building Authority, RB
0.080%, 05/19/16	25,400	25,400
Michigan State, Building Authority, RB
0.010%, 03/03/16 (A) (B)	7,100	7,100
Michigan State, Higher Education Facilities Authority, Albion College Project, RB
0.010%, 03/02/16 (A) (B)	19,045	19,045

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of Michigan, Ser A, RB
0.010%, 03/03/16 (B)	$7,475	$7,475

		62,565

Minnesota — 1.2%
RBC Municipal Products Trust, Ser E19, RB
0.020%, 03/03/16 (A) (B)	4,600	4,600
St. Paul, Housing & Redevelopment Authority, Health System Project, Ser C, RB
0.020%, 03/03/16 (A) (B)	8,600	8,600

		13,200

Mississippi — 0.3%
Jackson County, Pollution Control Revenue Authority, Chevron USA Project, RB
0.010%, 03/01/16 (B)	1,000	1,000
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.010%, 03/01/16 (B)	1,700	1,700

		2,700

Missouri — 3.2%
Missouri State, Health Education Authority, RB
0.050%, 03/03/16	5,600	5,600
0.030%, 04/04/16	10,400	10,400
0.030%, 04/07/16	12,800	12,800
St. Charles County, Public Water District No. 2, Ser A, COP
0.010%, 03/07/16 (A) (B)	3,075	3,075
St. Louis, Board of Education, Direct Deposit Program, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/16 (C)	2,250	2,259

		34,134

Nebraska — 2.5%
Lincoln, RB
0.040%, 03/08/16	11,000	11,000
Omaha, Public Power District, RB
0.060%, 04/05/16	7,350	7,350
0.060%, 04/19/16	7,700	7,700

		26,050

Nevada — 7.5%
Clark County, Department of Aviation, Various Projects, Ser D, RB
0.010%, 03/02/16 (A) (B)	5,000	5,000

10	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Las Vegas, Valley Water Authority, RB
0.020%, 03/02/16	$7,100	$7,100
0.070%, 05/03/16	16,400	16,400
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.020%, 03/01/16 (A) (B)	34,790	34,790
Tender Option Bond Trust Receipts, Ser 2015-F2033, GO
0.020%, 03/07/16 (B)	16,440	16,440

		79,730

New Hampshire — 0.6%
New Hampshire State, Health & Education Facilities Authority, Dartmouth College Project, RB
0.010%, 03/02/16 (B)	6,135	6,135

New Jersey — 1.7%
Clipper, Tax-Exempt Certificate Trust, RB
0.010%, 03/03/16 (B)	11,400	11,400
Hudson County, Improvement Authority, RB
0.010%, 03/03/16 (A) (B)	2,700	2,700
Livingston, BAN
1.500%, 06/10/16	3,400	3,410

		17,510

New York — 10.3%
Bedford, Central School District, Building Improvements Project, BAN
1.000%, 07/15/16	3,800	3,806
Cheektowaga, BAN
1.000%, 07/14/16	7,300	7,319
Greece, Central School District, GO
1.250%, 06/24/16	1,800	1,805
Kingston City, School District, Ser A, GO
1.500%, 06/16/16	4,082	4,095
Liverpool, Central School District, BAN
1.250%, 07/07/16	1,900	1,905
Longwood, Central School District, Suffolk County, BAN
2.000%, 06/17/16	3,600	3,617
Metropolitan Transportation Authority, Sub-Ser E3, RB
0.010%, 03/07/16 (A) (B)	6,000	6,000
Metropolitan Transportation Authority, Sub-Ser E5, RB
0.010%, 03/01/16 (A) (B)	5,500	5,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.010%, 03/05/16 (B)	$7,000	$7,000
New York City, Housing Development Authority, Ser B3, RB
0.020%, 03/07/16 (B)	1,700	1,700
New York City, Municipal Finance Authority, Water Utility Improvement Project, Ser 2008-BB-3, RB
0.010%, 03/04/16	14,900	14,900
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.010%, 03/01/16 (B)	4,000	4,000
0.010%, 03/03/16 (A) (B)	2,000	2,000
New York City, Water & Sewer System Finance Authority, RB
0.010%, 03/01/16 (B)	775	775
New York State, Dormitory Authority, City University System Consolidated Fifth Project, Ser D, RB
0.010%, 03/03/16 (A) (B)	4,800	4,800
New York State, Housing Finance Agency, 160 Madison Avenue Project, Ser S, RB
0.010%, 03/01/16 (A) (B)	1,100	1,100
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.010%, 03/02/16 (B)	2,000	2,000
New York State, Housing Finance Agency, 625 W 57th Street Project, RB
0.010%, 03/02/16 (A) (B)	5,600	5,600
New York State, Housing Finance Agency, 8 E 102 Street Project, Ser A, RB
0.010%, 03/02/16 (A) (B)	8,350	8,350
Niagara Area, Development Authority, Niagara University Project, RB
0.030%, 03/02/16 (A) (B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.020%, 03/03/16 (A) (B)	2,500	2,500
Shenendehowa, Central School District, GO
1.500%, 06/24/16	1,800	1,806

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sullivan County, BAN
1.000%, 03/04/16	$2,150	$2,150
Triborough Bridge & Tunnel Authority, Ser C, RB
0.010%, 03/01/16 (A) (B)	6,675	6,675
White Plains, City School District, BAN
0.490%, 06/25/16	6,700	6,700

		108,808

North Carolina — 5.4%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.010%, 03/02/16 (A) (B)	1,635	1,635
New Hanover County, GO
0.020%, 03/02/16 (B)	4,690	4,690
North Carolina State, Capital Facilities Authority, Meredith College Project, Ser B, TECP
0.020%, 03/03/16 (A) (B)	6,700	6,700
North Carolina State, Capital Facilities Authority, TECP
0.080%, 03/03/16	1,737	1,737
North Carolina State, Capital Facilities Finance Agency, Fayetteville University Project, RB
0.020%, 03/03/16 (A) (B)	5,180	5,180
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.020%, 03/02/16 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.020%, 03/02/16 (A) (B)	7,990	7,990
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/03/16 (A) (B)	4,475	4,475
North Carolina State, Ser A, GO
5.000%, 03/01/16	1,000	1,000
University of North Carolina at Chapel Hill, Ser B, RB
0.010%, 03/02/16 (B)	13,895	13,895

		57,302

Ohio — 5.0%
Butler County, Health Care Facilities Revenue Authority, Colonial Senior Services Project, RB
0.030%, 03/03/16 (A) (B)	2,550	2,550
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.010%, 03/03/16 (A) (B)	7,465	7,465

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Franklin County, Health Care Facilities Authority, Ohio Presbyterian Project, Ser A, RB
0.010%, 03/03/16 (A) (B)	$10,500	$10,500
Franklin County, Hospital Revenue Authority, Ohio Presbyterian Project, Ser C, RB
0.050%, 03/03/16 (B)	2,150	2,150
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.040%, 03/03/16 (A) (B)	1,525	1,525
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 03/04/16 (A) (B)	5,085	5,085
Hamilton County, Health Care Facilities Authority, Childrens Home Project, RB
0.020%, 03/03/16 (A) (B)	1,000	1,000
Ohio State University, RB
0.070%, 03/16/16	5,165	5,165
Ohio State University, Ser B, RB
0.010%, 03/02/16 (B)	8,600	8,600
Ohio State University, Ser B1, RB
0.010%, 03/03/16 (B)	8,500	8,500
Summit County, Development Finance Authority, Barberton YMCA Project, RB
0.030%, 03/02/16 (A) (B)	740	740

		53,280

Oregon — 0.8%
Oregon State, Veterans Welfare Project, GO
0.010%, 03/01/16 (B)	5,900	5,900
0.010%, 03/02/16 (B)	3,100	3,100

		9,000

Pennsylvania — 4.5%
Allegheny County, Ser C50, GO
0.010%, 03/02/16 (A) (B)	6,475	6,475
Allegheny County, Ser C51, GO
0.010%, 03/07/16 (A) (B)	5,000	5,000
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.010%, 03/01/16 (A) (B)	1,100	1,100
New Castle, Area Hospital Authority, Jameson Memorial Hospital Project, RB
0.020%, 03/03/16 (A) (B)	17,130	17,130

12	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.030%, 03/03/16 (A) (B)	$2,300	$2,300
Pennsylvania State, Industrial Development Authority, Ser B2, RB
0.010%, 03/04/16 (A) (B)	4,660	4,660
Shelby County, Various Public Improvement Projects, Ser A, GO
0.020%, 03/03/16 (A) (B)	9,235	9,235
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.020%, 03/03/16 (A) (B)	1,685	1,685

		47,585

Rhode Island — 1.3%
Rhode Island State, Health & Educational Building Authority, Higher Education Project, Ser R, RB
0.010%, 03/03/16 (B)	13,300	13,300

South Carolina — 1.8%
Aiken County, Consolidated School District, RB
2.000%, 04/01/16	2,450	2,454
Columbia, Waterworks & Sewer System Project, RB
0.010%, 04/11/16 (A) (B)	10,575	10,575
Florence, School District No. 1, GO
5.000%, 03/01/16	1,015	1,015
Fort Mill, School District No. 4, GO
2.000%, 03/01/16	1,230	1,230
Fort Mill, School District No. 4, Ser B, GO
5.000%, 03/01/16	3,930	3,930

		19,204

South Dakota — 0.8%
South Dakota State, Housing Development Authority, Homeownership Mortgage Project, Ser A, RB
0.010%, 03/03/16 (B)	8,910	8,910

Tennessee — 2.1%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.020%, 03/02/16 (A) (B)	4,770	4,770

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eclipse Funding Trust, RB
0.010%, 03/03/16 (A) (B)	$4,120	$4,120
Nashville, Metropolitan Government, GO
0.040%, 03/03/16	3,100	3,100
0.060%, 04/07/16	10,400	10,400

		22,390

Texas — 8.2%
Austin, RB
0.020%, 03/03/16	7,490	7,490
Austin, Water & Wastewater System Revenue Authority, RB
0.020%, 03/04/16 (A) (B)	2,500	2,500
Dallas, Performing Arts Cultural Facilities, RB
0.010%, 03/03/16 (A) (B)	11,970	11,970
Houston, RB
0.040%, 03/01/16	2,600	2,600
0.040%, 03/07/16	2,600	2,600
Houston, Utility System Revenue Authority, First Lien, RB
0.010%, 03/03/16 (A) (B)	6,800	6,800
Lower Neches, Valley Industrial Development Authority, RB
0.010%, 03/01/16 (B)	3,900	3,900
Mesquite, Independent School District, GO, PSF-GTD
0.060%, 03/10/16 (B)	3,160	3,160
North Texas, Tollway Authority, Ser D, RB
0.010%, 03/02/16 (A) (B)	16,000	16,000
Rockwall, Independent School District, School Building Project, RB, PSF-GTD
0.020%, 03/04/16 (B)	5,300	5,300
San Gabriel, Health Facilities Development Authority, YMCA Greater Williamson Project, RB
0.010%, 03/03/16 (A) (B)	1,100	1,100
Texas State, Public Finance Authority, RB
0.020%, 03/07/16	8,400	8,400
University of Texas, Financing System, Ser B, RB
0.010%, 03/05/16 (B)	6,000	6,000
University of Texas, Permanent University Fund, Ser A, RB
0.010%, 03/03/16 (B)	1,000	1,000
University of Texas, RB
0.030%, 03/04/16	3,000	3,000
0.030%, 03/08/16	3,900	3,900

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
University of Texas, Ser B, RB
0.050%, 03/03/16 (B)	$1,100	$1,100

		86,820

Utah — 1.5%
Davis County, School District, Ser A, GO
2.000%, 06/01/16	1,700	1,708
Eclipse Funding Trust, RB
0.020%, 03/03/16 (A) (B)	14,600	14,600

		16,308

Vermont — 0.2%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.010%, 03/03/16 (A) (B)	2,445	2,445

Washington — 1.8%
Washington State, Housing Finance Commission, Panorama Project, RB
0.020%, 03/03/16 (A) (B)	15,000	15,000
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.040%, 03/04/16 (A) (B)	1,585	1,585
Washington State, Motor Vehicle Project, Ser R2012D, GO
5.000%, 07/01/16	2,100	2,133

		18,718

Wisconsin — 0.5%
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
0.020%, 03/01/16 (B)	5,500	5,500

Wyoming — 0.5%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.010%, 03/02/16 (A) (B)	4,905	4,905

Multi-State — 1.4%
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M027, RB
0.020%, 03/04/16 (B)	8,915	8,915

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Multi-Family Variable Rate Demand Certificates, Ser M033, RB
0.020%, 03/04/16 (B)	$5,435	$5,435

		14,350

Total Municipal Bonds (Cost $1,058,546) ($ Thousands)		1,058,546

Total Investments — 99.9% (Cost $1,058,546) ($ Thousands)		$1,058,546

Percentages are based on a Net Assets of $1,060,100 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TECP — Tax-Exempt Commercial Paper

As of February 29, 2016, all of the Fund’s investments are Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Alabama — 0.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$827
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,148
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,165
University of Alabama, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,609

		10,749

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,071

Arizona — 3.0%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 06/01/25 @ 100
5.000%, 12/01/35	4,305	5,122
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,997

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	$2,295	$2,562
Arizona State, Department of Transportation State, Highway Fund Revenue, RB Callable 07/01/24 @ 100
5.000%, 07/01/26	5,000	6,197
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 07/01/18 (A)	1,820	2,002
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Pre-Refunded @ 100
5.000%, 01/01/17 (A)	4,500	4,672
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (B)	3,690	4,117
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,202
5.000%, 07/01/23	2,510	3,109
Phoenix, Civic Improvement Authority, Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,123
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/25 @ 100
5.000%, 07/01/28	600	725
5.000%, 07/01/29	250	301
5.000%, 07/01/30	500	598
5.000%, 07/01/32	1,095	1,289
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,045
Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,334
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,569

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/23 @ 100
5.250%, 08/01/33	$1,000	$1,126

		47,090

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB Callable 11/01/24 @ 100
5.000%, 11/01/33	1,400	1,646
5.000%, 11/01/34	1,210	1,416
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,905
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,807

		6,774

California — 12.9%
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,061
Bay Area, Toll Authority, RB Pre-Refunded @ 100
5.000%, 04/01/18 (A)	1,030	1,124
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,850
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB Pre-Refunded @ 100
5.250%, 12/01/17 (A)	2,215	2,394
California State, Department of Water Resources, Ser AS, RB Callable 12/01/24 @ 100
5.000%, 12/01/29	1,910	2,358
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,543
California State, Economic Recovery, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/19 (A)	5,000	5,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, GO
5.000%, 10/01/18	$3,000	$3,336
5.000%, 11/01/19	1,000	1,153
5.000%, 02/01/20	2,000	2,321
5.000%, 09/01/22	625	772
5.000%, 10/01/24	2,090	2,640
California State, GO Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	3,082
California State, GO Callable 04/01/16 @ 100
6.250%, 10/01/19	480	483
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,768
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,084
California State, GO Callable 03/01/25 @ 100
5.000%, 03/01/26	5,000	6,249
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,716
California State, GO Callable 08/01/25 @ 100
5.000%, 08/01/26	2,500	3,145
California State, GO Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,418
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	6,044
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (B)	2,500	2,863
California State, Pollution Control Financing Authority, RB
0.010%, 03/01/42 (B)	400	400
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,212
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,082

16	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/24 @ 100
5.000%, 12/01/25	$2,795	$3,500
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	3,074
California State, Ser A, GO
5.000%, 07/01/19 (C)	1,375	1,567
California State, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/19 (A)	1,745	2,007
California State, Ser C, GO Callable 09/01/25 @ 100
5.000%, 09/01/30	5,015	6,128
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	773
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	6,069
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,079
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,749
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	6,435	6,456
Golden State, Tobacco Securitization, Ser A, RB Callable 06/01/25 @ 100
5.000%, 06/01/35	4,185	4,872
Imperial Irrigation District Electric System Revenue, Ser A, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	185	207
5.250%, 11/01/20	185	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Imperial Irrigation District Electric System Revenue, Ser A, RB Pre-Refunded @ 100
5.250%, 11/01/18 (A)	$1,630	$1,826
Imperial Irrigation District Electric System Revenue, Ser C, RB Callable 05/01/26 @ 100
5.000%, 11/01/30	1,000	1,232
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	450
5.000%, 03/01/22	625	757
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,187
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/25 @ 100
5.000%, 05/15/31	840	989
5.000%, 05/15/32	750	875
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,637
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,942
5.000%, 07/01/21	1,650	1,993
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,954
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,939
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,409
Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,375

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	$1,335	$1,539
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,211
Orange County, Transportation Authority, RB Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,217
Rancho Santiago, Community College District, GO Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,118
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,485
Sacramento, Water Authority, RB Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,682
San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,947
San Diego, Public Facilities Financing Authority, Ser A, RB Pre-Refunded @ 100
5.000%, 05/15/19 (A)	3,500	3,971
San Francisco Bay Area, Rapid Transit District, Ser D, GO Callable 08/01/25 @ 100
5.000%, 08/01/31	4,985	6,138
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	1,000	1,095
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,875
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,484
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	$3,050	$3,507
Southern California, Water District, Ser A, RB Callable 07/01/25 @ 100
5.000%, 07/01/28	5,000	6,277
Southern California, Water Replenishment District, RB Callable 08/01/25 @ 100
5.000%, 08/01/28	320	400
5.000%, 08/01/29	460	571
5.000%, 08/01/30	460	567
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,485
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,517
University of California, Ser AF, RB Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,467
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	180	192
University of California, Ser Q, RB Pre-Refunded @ 101
5.250%, 05/15/17 (A)	3,820	4,080

		205,014

Colorado — 1.1%
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,890
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,929
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,452

		17,271

18	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut — 0.6%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	$3,500	$3,855
Connecticut State, Special Tax Revenue State, Ser A, RB Callable 08/01/25 @ 100
5.000%, 08/01/28	1,950	2,384
Connecticut State, Special Tax Revenue, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/34	2,500	2,936

		9,175

Delaware — 0.3%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,758
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,123

		4,881

District of Columbia — 0.3%
District of Columbia, Ser A, RB Callable 04/01/16 @ 100
0.010%, 08/15/38 (B) (D)	955	955
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,177

		4,132

Florida — 6.3%
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,939
Capital Trust Agency, Tuscan Gardens Community, RB Callable 04/01/22 @ 103
7.000%, 04/01/35	1,205	1,250
Celebration Pointe, Community Development District No.1, RB
4.750%, 05/01/24	525	534
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
5.000%, 06/01/21	5,000	5,889

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
5.000%, 06/01/19	$2,775	$3,132
Citizens Property Insurance, Ser A1, RB Callable 12/01/24 @ 100
5.000%, 06/01/25	16,000	19,619
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,763
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,299
Florida State, Municipal Power Agency, All Requirements Power Project, RB Callable 10/01/25 @ 100
5.000%, 10/01/28	1,000	1,204
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,126
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/19 (A)	3,475	4,013
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/24	1,480	1,812
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,268
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,310
Jacksonville, Revenue Authority, RB Callable 10/01/24 @ 100
5.000%, 10/01/27	4,265	5,177
JEA, Electric System Revenue, Sub-Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,839
5.000%, 10/01/26	1,395	1,698
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,775

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/23	$1,800	$2,203
Miami Beach, Redevelopment Agency, RB Callable 02/01/24 @ 100
5.000%, 02/01/30	2,500	2,927
Miami-Dade County, Educational Facilities Authority, Ser A, RB Callable 04/01/25 @ 100
5.000%, 04/01/30	430	507
5.000%, 04/01/31	910	1,065
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,088
Miami-Dade County, School Board Foundation, Ser B, RB Callable 05/01/25 @ 100
5.000%, 05/01/26	6,985	8,436
Miami-Dade County, School Board Foundation, Ser D, RB Callable 11/01/24 @ 100
5.000%, 11/01/29	5,270	6,151
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,607
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,460
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	525	556

		100,647

Georgia — 2.8%
Atlanta, Development Authority, Downtown Stadium Project, Ser A-1, RB Callable 07/01/25 @ 100
5.250%, 07/01/40	1,380	1,619
5.000%, 07/01/32	2,595	3,052
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/19 (A)	6,950	8,251
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.750%, 01/01/24 (B)	$3,075	$2,967
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,306
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,969
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (A)	3,080	3,334
Henry County, Hospital Authority, Henry Hospital Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/26	1,650	1,960
5.000%, 07/01/27	1,390	1,638
Main Street Natural Gas, Ser A, RB
5.500%, 09/15/28	1,915	2,354
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	745	782
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,172
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,714

		43,784

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	834

Hawaii — 0.5%
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,289
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,832

		8,121

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	652
4.000%, 04/01/22	485	557

20	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	$1,000	$1,227
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	71

		2,507

Illinois — 6.6%
Chicago, Airport Authority, O’Hare International Airport, RB Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,346
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB Callable 01/01/25 @ 100
5.000%, 01/01/29	5,000	5,750
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB Callable 01/01/25 @ 100
5.000%, 01/01/30	5,185	6,126
Chicago, Airport Authority, O’Hare International Airport, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,592
Chicago, Park District, Ser C, GO Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,327
Chicago, Ser C, GO
5.000%, 01/01/26	2,180	2,222
Chicago, Water Revenue, Second Lien Project, RB Callable 11/01/24 @ 100
5.000%, 11/01/29	1,000	1,106
5.000%, 11/01/34	1,500	1,621
Chicago, Water Revenue, Ser A, RB, AMBAC Callable 11/01/16 @ 100
5.000%, 11/01/32	5,500	5,549
Illinois State, Development Authority, Memorial Group Inc. Project, RB Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,801
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Finance Authority, Health Care System Project, Ser A, RB Callable 11/15/25 @ 100
5.000%, 11/15/29	$1,885	$2,218
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,019
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,175
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/25 @ 100
5.000%, 11/15/33	1,050	1,215
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/25 @ 100
5.000%, 11/15/34	2,000	2,297
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,136
Illinois State, Municipal Electric Agency, Ser A, RB Callable 08/01/25 @ 100
5.000%, 02/01/32	5,000	5,824
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,112
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,552
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,535
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,624
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,204

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Tax Revenue Authority, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	$2,500	$3,008
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/26 @ 100
5.000%, 12/01/32	2,000	2,370
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/31	3,035	3,458
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,549
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,778
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,440
Northern Illinois University, Auxiliary Project, RB, AGM
5.000%, 04/01/17	1,285	1,337
University of Illinois, Ser A, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,683
University of Illinois, Ser A, RB Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,373

		103,965

Indiana — 1.0%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,130
Indiana State, Finance Authority, Ser A, RB
5.000%, 12/01/24	2,000	2,481
Indiana State, Finance Authority, Stadium Project, Ser A, RB Callable 08/01/25 @ 100
5.250%, 02/01/35	2,000	2,374
Indiana University, Student Fee Project, Ser S, RB Pre-Refunded @ 100
5.000%, 08/01/18 (A)	2,000	2,206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	$3,315	$3,853
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/25 @ 100
5.000%, 01/01/35	3,400	3,893

		15,937

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,798

Kansas — 1.2%
Kansas State, Department of Transportation State, RB Callable 09/01/25 @ 100
5.000%, 09/01/29	6,175	7,689
Kansas State, Department of Transportation, Ser B, RB
0.694%, 09/01/19 (B)	1,750	1,741
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,951
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,669
Wyandotte County, Kansas City Unified Government, RB Callable 09/01/25 @ 100
5.000%, 09/01/27	1,415	1,428
Wyandotte County, Kansas City Unified Government, Vacation Village Project, Ser B, RB
6.070%, 06/01/21 (E)	400	301

		18,779

Kentucky — 0.5%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,102

Louisiana — 2.2%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/25 @ 100
5.000%, 02/01/27	1,000	1,212

22	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/22 @ 100
5.000%, 07/15/26	$1,000	$1,163
5.000%, 07/15/27	1,750	2,020
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,062
Louisiana State, Public Facilities Authority, Pellets Incorporated Project, AMT, RB
7.000%, 07/01/24 (F)	1,410	847
Louisiana State, Ser A, RB Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,503
5.000%, 06/15/30	1,500	1,808
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,129
5.000%, 07/01/22	1,000	1,207
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,087
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,243
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM Callable 01/01/25 @ 100
5.000%, 01/01/28	3,000	3,493
5.000%, 01/01/32	2,100	2,384
5.000%, 01/01/33	2,100	2,373

		35,531

Maryland — 2.5%
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,538
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,059
Maryland State, GO
5.000%, 03/01/18	3,000	3,264

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/30	$1,165	$1,357
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/33	1,340	1,543
5.000%, 07/01/34	1,065	1,223
Maryland State, Ser 2, GO
5.000%, 08/01/22	5,000	6,170
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,456
Montgomery County, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/19 (A)	3,750	4,266
Montgomery County, Ser A, GO
5.000%, 11/01/23	7,000	8,778
Montgomery County, Ser A, GO Callable 11/01/24 @ 100
5.000%, 11/01/28	1,625	2,013
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	810	845
4.375%, 07/01/21	825	848
3.875%, 07/01/19	465	474

		39,834

Massachusetts — 2.9%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,346
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,186
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,298
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB Callable 08/15/20 @ 100
5.000%, 08/15/28	1,500	1,714

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	$2,000	$2,349
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,164
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,700
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	2,006
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,814
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/22 @ 100
5.000%, 08/15/28	1,110	1,346
5.000%, 08/15/30	6,400	7,683
Massachusetts State, School Building Authority, Ser C, RB Callable 08/15/25 @ 100
5.000%, 08/15/29	1,370	1,696
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,261
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,837
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,840

		45,240

Michigan — 3.0%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,287
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	$5,000	$5,966
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/20	5,000	5,720
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/23 @ 100
5.000%, 08/15/31	3,300	3,793
Michigan State, Finance Authority, Hospital Sparrow Project, RB Callable 05/15/25 @ 100
5.000%, 11/15/33	2,755	3,225
Michigan State, Finance Authority, RB Callable 07/01/25 @ 100
5.000%, 07/01/34	2,565	2,940
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,042
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,350
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,746
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,711
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,300
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,575
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,591
Wayne County, Airport Authority, Ser D, RB Callable 12/01/25 @ 100
5.000%, 12/01/30	1,300	1,522
5.000%, 12/01/31	1,800	2,096

		48,025

24	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Minnesota — 2.0%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.375%, 11/15/18 (A)	$3,250	$3,735
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/24 @ 100
5.000%, 10/01/25	350	429
5.000%, 10/01/27	600	722
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/22	200	242
Minnesota State, Ser A, GO
5.000%, 08/01/23	3,120	3,907
Minnesota State, Various Purposes, GO
5.000%, 08/01/20	1,945	2,289
Minnesota State, Various Purposes, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,409
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,181
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	1,575	1,708
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (B)	1,535	1,798
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17 (C)	4,240	4,520
University of Minnesota, Ser A, RB Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,634
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,716

		32,290

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser A, RB Callable 04/01/16 @ 100
0.010%, 11/01/35 (B)	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB Callable 04/01/16 @ 100
0.010%, 12/01/30 (B)	$1,055	$1,055
Mississippi State, Business Finance Commission, Chevron USA Project, Ser D, RB Callable 04/01/16 @ 100
0.010%, 11/01/35 (B)	240	240
Mississippi State, Business Finance Commission, Chevron USA Project, Ser F, RB Callable 04/01/16 @ 100
0.010%, 12/01/30 (B)	1,500	1,500
Mississippi State, Business Finance Commission, Chevron USA Project, Ser G, RB Callable 04/01/16 @ 100
0.010%, 11/01/35 (B)	2,000	2,000

		4,995

Missouri — 2.7%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	9,383
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,295	2,647
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17 (C)	20	21
Missouri State, Health & Educational Facilities Authority, Ser A, RB Callable 11/15/25 @ 100
5.000%, 11/15/34	3,000	3,448
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	4,067
Missouri State, Highway & Transportation Commission, Second Lien, RB Pre-Refunded @ 100
5.250%, 05/01/17 (A)	3,490	3,685

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/25 @ 100
5.000%, 01/01/29	$2,000	$2,366
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	1,850	2,196
5.000%, 01/01/28	1,400	1,651
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB Callable 06/01/25 @ 100
5.000%, 12/01/26	5,135	6,241
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,885
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,803

		42,393

Nebraska — 0.8%
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/29	2,000	2,370
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,713
Public Power Generation Agency, RB Callable 01/01/25 @ 100
5.000%, 01/01/30	5,500	6,395

		13,478

Nevada — 0.4%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/27	1,545	1,916
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,156
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/16 @ 100
5.300%, 09/01/35	1,415	1,181

		6,253

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Hampshire — 0.3%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.861%, 10/01/33 (B)	$6,040	$5,496

New Jersey — 3.6%
New Jersey State, Economic Development Authority, Balance Refunding School Project, RB
5.000%, 09/01/18	935	1,006
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/20	3,755	4,140
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,311
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,630
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB Callable 03/01/23 @ 100
5.000%, 03/01/28	1,250	1,346
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,295
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/22	3,800	4,241
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 09/01/18 (C)	2,565	2,835
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB Callable 06/15/25 @ 100
5.250%, 06/15/31	4,750	5,199

26	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB Callable 06/15/25 @ 100
5.000%, 06/15/26	$3,020	$3,317
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	855	1,013
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,519
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	2,235	2,266
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,488
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,577
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,698
Rutgers University, Ser J, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	7,110

		56,991

New Mexico — 0.5%
New Mexico State, Hospital Equipment Loan Council, RB Callable 08/01/25 @ 100
5.000%, 08/01/30	1,130	1,353
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.944%, 02/01/19 (B)	1,865	1,857
New Mexico State, Municipal Energy, Ser B, RB Callable 02/01/19 @ 100
1.044%, 11/01/39 (B)	5,000	4,965

		8,175

New York — 11.1%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,078

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jefferson County, Industrial Development Agency, Black River Project, AMT, RB
5.250%, 01/01/24	$370	$364
4.750%, 01/01/20	130	129
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,572
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,930
Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,020
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,308
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,066
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,161
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,181
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 04/01/16 @ 100
6.500%, 12/01/28	3,500	3,535
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,829
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,889

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	$2,750	$3,080
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,115	1,259
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,127
New York City, Ser E, GO
5.000%, 08/01/20	4,555	5,329
5.000%, 08/01/23	1,315	1,623
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,583
5.000%, 08/01/22	2,000	2,291
New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,973
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,009
New York City, Sub-Ser G-1, GO Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,491
New York City, Sub-Ser I, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	3,107
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,479
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,961
5.000%, 02/01/24	2,250	2,654
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,939
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	3,028
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Pre-Refunded @ 100
5.000%, 05/01/17 (A)	$1,865	$1,963
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,565
New York City, Water & Sewer System, Ser DD, RB Callable 06/15/24 @ 100
5.000%, 06/15/29	1,500	1,825
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,774
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/23	610	737
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	300
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,489
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,789
New York State, Dormitory Authority, Ser 2015B-B, RB Callable 09/15/25 @ 100
5.000%, 03/15/30	5,000	6,174
New York State, Dormitory Authority, Ser A, RB Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,033
New York State, Dormitory Authority, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,084
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,179

28	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	$3,000	$3,682
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,742
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/24 @ 100
5.150%, 11/15/34	3,335	3,584
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,102
5.000%, 04/01/18	5,000	5,468
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,568
New York State, Thruway Authority, Ser A, RB Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	8,005
New York State, Thruway Authority, Ser J, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,537
New York State, Transportation Development, AMT, RB
5.000%, 01/01/20	6,750	7,688
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,171
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,075
5.000%, 03/15/20	1,875	2,173
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB Pre-Refunded @ 100
4.625%, 07/01/19 (A)	1,000	1,127
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16 (C)	1,645	1,671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Triborough Bridge & Tunnel Authority, Ser 2003B-2, RB Callable 06/03/19 @ 100
0.644%, 01/01/33 (B)	$5,000	$4,932
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,701
Utility Debt Securitization Authority, RB Callable 12/15/25 @ 100
5.000%, 12/15/33	1,810	2,213

		176,348

North Carolina — 1.6%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,566
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,393
North Carolina State, Public Improvement Project, Ser A, GO Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,315
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,138
North Carolina State, Water & Sewer System Revenue, RB Callable 07/01/25 @ 100
5.000%, 07/01/26	5,000	6,365
Raleigh, Ser A, GO
5.000%, 09/01/25	5,000	6,448
University of North Carolina at Chapel Hill, RB Pre-Refunded @ 100
5.000%, 12/01/17 (A)	1,650	1,770

		25,995

Ohio — 2.0%
Columbus, Ser 1, GO
5.000%, 07/01/23	2,115	2,638
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,298
Kent State University, General Revenue Receipts, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,808

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	$2,500	$3,002
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,692
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,140
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,038
Ohio State, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,178
Ohio State, Sewerage Revenue, RB Callable 06/01/26 @ 100
5.000%, 06/01/29	2,500	3,134
5.000%, 06/01/30	2,200	2,731
Ohio State, Turnpike Commission, Infrastructure Project, RB Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	3,005
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Pre-Refunded @ 100
5.000%, 12/01/19 (A)	3,595	4,143

		31,807

Oklahoma — 0.1%
Tulsa, Airports Improvement Trust, AMT, RB Callable 06/01/25 @ 100
5.000%, 06/01/35 (B)	1,285	1,459

Oregon — 0.7%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/19 (A)	3,000	3,403
Oregon State, Property Tax, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,646
5.000%, 05/01/26	1,545	1,847

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	$2,450	$3,078

		10,974

Pennsylvania — 4.4%
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,568
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,543
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,348
Butler County, Hospital Authority, Butler Health Systems Project, RB Pre-Refunded @ 100
7.125%, 07/01/19 (A)	1,500	1,808
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,196
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	725	782
5.000%, 07/01/34	875	927
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,031
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,626
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/20	1,000	1,152
Montgomery County, Industrial Development Authority, Whitemarsh Continuing Care Project, RB Callable 01/01/25 @ 100
5.000%, 01/01/30	630	650

30	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB Callable 07/01/25 @ 100
5.625%, 07/01/30	$1,810	$1,833
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Pre-Refunded @ 100
6.250%, 10/15/19 (A)	1,800	2,074
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,189
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,177
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,738
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,471
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,128
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (C)	3,120	3,571
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,492
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	1,939
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,074
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,959

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania Turnpike Commission, Ser B, RB Callable 12/01/25 @ 100
5.000%, 12/01/33	$3,000	$3,499
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,408
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,280
5.000%, 09/15/28	2,610	2,924

		69,387

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (A)	1,235	1,255

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,157
Tobacco Settlement Financing, Ser A, RB Callable 06/01/25 @ 100
5.000%, 06/01/35	3,035	3,300

		9,457

South Carolina — 1.4%
Charleston County, Ser C, GO
5.000%, 11/01/25	2,900	3,749
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	3,025
Charleston, Ser D, GO
5.000%, 11/01/25	3,745	4,842
South Carolina State, Public Service Authority, Ser A, RB Callable 06/01/26 @ 100
5.000%, 12/01/29	5,000	6,065
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/24 @ 100
5.000%, 12/01/26	3,800	4,642

		22,323

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, RB Callable 11/01/25 @ 100
5.000%, 11/01/27	$830	$997
5.000%, 11/01/28	900	1,073

		2,070

Tennessee — 0.9%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,863
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,198
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,017
5.000%, 07/01/20	1,100	1,292
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,732
Nashville & Davidson County, Metropolitan Government, Ser A, RB Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,431
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	1,530	1,799

		14,332

Texas — 10.9%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,121
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	6,052
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB Callable 07/01/25 @ 100
5.000%, 01/01/32	1,350	1,561

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/24 @ 100
5.000%, 08/15/31	$2,500	$2,879
5.000%, 08/15/33	6,500	7,418
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD Callable 08/15/24 @ 100
5.000%, 08/15/27	1,050	1,260
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,408
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM Pre-Refunded @ 100
4.500%, 07/15/16 (A)	1,865	1,895
Corpus Christi, Utility System Revenue, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	135	137
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,856
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	309
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,719
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/24 @ 100
5.000%, 02/15/31	2,445	2,895
El Paso, Water & Sewer Revenue, RB Callable 03/01/24 @ 100
5.000%, 03/01/27	1,975	2,384
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/24 @ 100
5.000%, 11/15/28	2,500	2,954
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/24 @ 100
5.000%, 11/15/29	2,325	2,736
5.000%, 11/15/30	3,310	3,876

32	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	$2,500	$3,010
5.000%, 11/01/29	3,160	3,739
Houston, Public Improvement Project, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,350
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,127
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,569
Lower Colorado, River Authority, RB Callable 05/15/25 @ 100
5.000%, 05/15/31	1,000	1,169
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,183
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,191
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,398
North East, Independent School District, School Building Project, Ser A, GO Pre-Refunded @ 100
5.000%, 08/01/17 (A)	5,000	5,320
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	6,150
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	30	32
North Texas, Tollway Authority, Ser A, RB Callable 01/01/25 @ 100
5.000%, 01/01/31	5,000	5,860
5.000%, 01/01/34	4,785	5,531
North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
6.000%, 01/01/18 (A)	215	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Plano Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/26	$6,000	$7,626
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,618
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/23	1,500	1,849
5.000%, 05/15/24	1,500	1,869
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,468
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	2,888
Texas State, GO Callable 04/01/24 @ 100
5.000%, 10/01/27	4,285	5,249
5.000%, 04/01/29	3,000	3,635
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	5,000	6,091
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (C)(E)	25	25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,133
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,167
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,690
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Pre-Refunded @ 100
5.000%, 04/01/16 (A)	3,000	3,013
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/17 (A)	1,600	1,679
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/26	1,905	2,450

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/23 @ 100
5.000%, 05/15/25	$1,000	$1,238
Trinity River Authority LLC, Tarrant County Water Project, RB
5.000%, 02/01/25	7,705	9,607
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,153
University of Texas, Ser B, RB Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,832
West Travis County, Public Utility Agency, RB Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,161

		172,766

Virginia — 0.9%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,098
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,779
5.000%, 10/01/19	1,220	1,403
Fairfax County, Ser B, GO
5.000%, 04/01/23	2,895	3,612
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,085
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,386
Virginia State, Ser B, GO Pre-Refunded @ 100
5.000%, 06/01/18 (A)	2,000	2,194

		14,557

Washington — 3.2%
Energy Northwest, Ser C, RB Callable 07/01/25 @ 100
5.000%, 07/01/31	1,500	1,811

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
King County, Sewer Revenue, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/29	$4,200	$4,954
Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,964
Port of Seattle, Ser C, AMT, RB Callable 10/01/24 @ 100
5.000%, 04/01/32	1,500	1,712
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,199
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,194
Washington State, GO
5.000%, 07/01/23	5,000	6,198
Washington State, Housing Finance Commission, Ser A, RB Callable 07/01/25 @ 100
6.750%, 07/01/35	355	372
6.500%, 07/01/30	345	360
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/20	5,000	5,854
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,652
Washington State, Ser 2015-A-1, GO Callable 08/01/24 @ 100
5.000%, 08/01/30	2,540	3,054
Washington State, Ser R-2015-C, GO Callable 01/01/25 @ 100
5.000%, 07/01/32	7,710	9,156
Washington State, Ser R-2015E, GO Callable 01/01/25 @ 100
5.000%, 07/01/31	2,730	3,261
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,415

		50,156

34	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wisconsin — 1.1%
Public Finance Authority, RB Callable 03/01/26 @ 100
5.000%, 03/01/34	$6,880	$8,101
Public Finance Authority, Ser A, AMT, RB
5.000%, 01/01/24	1,395	1,572
Wisconsin State, Health & Educational Facilities Authority, RB Callable 08/15/24 @ 100
5.000%, 08/15/34	1,155	1,308
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,949
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB Callable 10/01/22 @ 100
5.000%, 10/01/23	1,100	1,109
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,490	1,629
Wisconsin State, Public Finance Authority, AMT, RB Callable 11/01/24 @ 100
5.250%, 04/01/30	2,095	2,181

		17,849

Total Municipal Bonds (Cost $1,483,633) ($ Thousands)		1,573,067

CASH EQUIVALENT — 0.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	14,587,977	14,588

Total Cash Equivalent (Cost $14,588) ($ Thousands)		14,588

Total Investments — 100.1% (Cost $1,498,221) ($ Thousands)		$1,587,655

Percentages are based on a Net Assets of $1,586,333 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Security is in default on interest payment.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Corporation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,573,067	$—	$1,573,067
Cash Equivalent	14,588	—	—	14,588

Total Investments in Securities	$14,588	$1,573,067	$—	$1,587,655

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.3%

Alabama — 1.1%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,090	$4,101
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	865	867
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB Callable 05/15/16 @ 100
0.850%, 11/15/38 (A)	1,900	1,900
Chatom, Industrial Development Board Revenue Authority, RB Callable 08/01/16 @ 100
1.000%, 08/01/37 (A)	6,000	6,003
Jefferson County, Ser C, GO Callable 12/03/18 @ 102
4.900%, 04/01/21	1,170	1,247
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/34 (A)	2,000	2,023

		16,141

Arizona — 0.1%
Arizona State, COP
2.000%, 09/01/16	500	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.550%, 09/01/45 (A)	$1,000	$1,000

		1,504

California — 1.9%
Bay Area, Toll Authority, Ser B, RB Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,012
California State, Communities Development Authority, Ser D, RB
0.410%, 07/01/41	5,425	5,425
California State, Communities Development Authority, Ser E, RB, AGM
0.460%, 07/01/40 (A)	2,000	2,000
California State, GO Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,225	5,274
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.550%, 02/01/19	1,850	1,862
California State, Ser B, GO Callable 11/01/16 @ 100
0.760%, 05/01/17 (A)	1,700	1,705
Inland Valley, Development Agency, Ser C, TA Pre-Refunded @ 100
4.500%, 03/01/41 (A) (B)	1,000	1,000
Los Angeles County, Redevelopment Authority, Various Redevelopment Project Areas, Ser D, RB
5.000%, 09/01/16	1,060	1,084
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB
4.000%, 12/01/18	2,000	2,159
3.000%, 12/01/17	1,000	1,037
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser B, RB
1.233%, 12/01/16	755	756
San Jose, Airport Revenue Authority, Ser A, AMT, RB, AMBAC
5.000%, 03/01/16	2,450	2,451

36	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South San Francisco, Unified School District, Ser D, BAN
1.607%, 05/15/17 (C)	$2,550	$2,528

		28,293

Colorado — 0.9%
Colorado State, Educational & Cultural Facilities Authority, Johnson & Wales University Project, Ser B, RB
5.000%, 04/01/16	1,000	1,004
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	355	359
Colorado-Northern, Infrastructure General Improvement District, GO, AGM
4.000%, 12/01/16	600	616
Denver City & County, Welton Project, RB Callable 10/01/16 @ 100
0.650%, 04/01/17	2,000	1,997
E-470, Public Highway Authority, RB Callable 03/01/17 @ 100
1.190%, 09/01/39 (A)	2,105	2,099
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	500	511
Park Creek Metropolitan District, TA
4.000%, 12/01/17	1,000	1,053
4.000%, 12/01/19	350	383
2.000%, 12/01/16	700	707
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,543
3.000%, 06/01/16	1,600	1,611

		13,883

Connecticut — 2.3%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/16	1,390	1,418
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,725	1,740
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser U1, RB
1.000%, 07/01/33 (A)	17,500	17,540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser X2, RB
0.900%, 07/01/37 (A)	$5,000	$5,021
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
1.650%, 11/15/17	1,100	1,108
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,002
Connecticut State, Ser A, GO
0.780%, 05/15/17 (A)	3,000	3,010
New Haven, Ser A, GO, BAM
5.000%, 03/01/18	1,000	1,081
New Haven, Ser B, GO
3.000%, 08/15/16	2,820	2,852

		34,772

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/20	795	889
4.000%, 06/01/19	885	944

		1,833

District of Columbia — 0.1%
District of Columbia, Housing Finance Agency, Channing Phillips Project, RB Callable 03/22/16 @ 100
0.550%, 09/01/17 (A)	2,000	2,000

Florida — 5.3%
Central Florida, Expressway Authority, Senior Lien, BAN Callable 01/01/18 @ 100
1.625%, 01/01/19	24,000	24,220
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	775	778
Escambia County, Solid Waste Authority, Gulf Power Company Project, RB
1.400%, 04/01/39 (A)	5,000	5,033
Escambia County, Solid Waste Authority, Gulf Power Company Project, Ser 2, RB Callable 03/01/16 @ 100
0.170%, 04/01/39 (A)	9,600	9,600

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/19	$12,135	$12,175
Florida State, Housing Finance, Stevens Duval Apartments Project, Ser I, RB Callable 03/22/16 @ 100
0.550%, 09/01/16	2,400	2,400
Florida State, Municipal Loan Council, 9-B Design Building Finance Project, RB
1.750%, 08/15/16	3,945	3,960
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,037
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,654
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
5.000%, 10/01/16	435	447
Johns County, School Board, COP
5.000%, 07/01/18	3,000	3,294
Lake County, School Board, Ser B, COP, AMBAC Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,033
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
2.100%, 11/15/16	1,240	1,245
Miami-Dade County, School Board, Ser A, COP Callable 08/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,570
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,773
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (C) (D)	4,040	4,030
Tender Option Bond Trust Receipts, Ser 2016-ZF0286, AMT, RB, AGC Callable 10/01/18 @ 100
0.100%, 10/01/38 (A)	5	5

		80,254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia — 1.6%
Athens, Housing Authority, Pinewood Apartments Project, RB Callable 04/01/16 @ 100
0.600%, 10/01/16	$2,500	$2,500
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	8,200	8,357
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/32 (A)	2,000	2,055
Georgia State, Ser G, GO Callable 03/07/16 @ 100
0.410%, 12/01/26 (A)	3,000	2,991
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,524
Monroe County, Development Authority, Power Plant Project, RB
2.000%, 07/01/25 (A)	1,550	1,583
Union City, Housing Authority, Providence Parkway Village Apartments, RB Callable 03/22/16 @ 100
0.550%, 05/01/17 (A)	4,000	4,001

		24,011

Idaho — 0.2%
Idaho, Housing & Finance Association, Ser A, RB Callable 03/02/16 @ 100
0.260%, 01/01/38 (A) (E)	2,500	2,500

Illinois — 8.5%
Bedford Park, RB
3.000%, 12/01/17	485	494
3.000%, 12/01/18	340	347
Bedford Park, Valorem Property Tax, Ser A, GO, AGM
3.000%, 12/15/16	1,410	1,437
Bolingbrook, GO, AGM
3.000%, 01/01/17	850	865
Chicago, Board of Education, Ser A, GO Callable 09/01/16 @ 100
4.010%, 03/01/32 (A)	5,200	4,786
Chicago, Board of Education, Ser A2, GO Callable 12/01/16 @ 100
0.760%, 03/01/35 (A)	3,000	2,658

38	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chicago, Board of Education, Ser C1, GO
0.960%, 03/01/32 (A)	$100	$99
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/19	1,000	1,105
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/19	3,060	3,397
Chicago, Park District, GO
4.000%, 01/01/17	1,250	1,278
4.000%, 01/01/18	1,000	1,045
Chicago, Park District, Ser B, GO
4.000%, 01/01/17	1,120	1,145
4.000%, 01/01/18	1,330	1,389
Chicago, Park District, Ser C, GO
4.000%, 01/01/18	1,500	1,567
Chicago, Ser 2002B, GO
5.000%, 01/01/20	1,800	1,884
Chicago, Ser A, GO, AGM Callable 04/01/16 @ 100
5.000%, 01/01/17	270	271
Chicago, Transit Authority, RB, AGC
5.000%, 06/01/18	230	248
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	4,875	4,930
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/19	825	899
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/18	2,000	2,128
5.000%, 01/01/19	1,750	1,907
5.000%, 01/01/20	1,000	1,112
4.000%, 01/01/17	1,390	1,423
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/16	570	584
4.000%, 11/01/16	730	744
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,549
Cook County, High School District No. 205 Thornton Township, GO, AGC
5.500%, 12/01/16	2,490	2,581
Cook County, Ser A, GO
5.000%, 11/15/16	1,755	1,805

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (C)	$3,250	$3,148
Deutsche Bank SPEARs/LIFERs Trust, Ser 1115, RB Callable 05/15/22 @ 100
0.320%, 05/15/41 (A)	13,075	13,075
Du Page Cook & Will Counties, Community College District No. 502, GO Callable 06/01/17 @ 100
5.000%, 06/01/19	2,730	2,878
Illinois State, Finance Authority, RB
4.750%, 11/01/36 (A)	500	512
Illinois State, Finance Authority, Ser A, RB, AMBAC Callable 06/01/16 @ 100
4.300%, 06/01/35 (A)	750	757
Illinois State, GO
5.000%, 01/01/17	19,200	19,805
5.000%, 08/01/17	2,280	2,396
4.000%, 02/01/17	1,750	1,794
4.000%, 07/01/18	1,000	1,056
3.000%, 02/01/17	5,000	5,081
Illinois State, GO, AGM
5.000%, 01/01/17	4,000	4,136
Illinois State, GO, AGM Callable 04/01/16 @ 100
5.000%, 09/01/17	2,000	2,007
Illinois State, Housing Development Authority, Meadow View Apartments Project, Ser A, RB Callable 01/01/17 @ 100
1.200%, 11/01/19 (A)	1,500	1,503
Joliet, Ser A, GO
3.000%, 12/15/17	750	775
2.000%, 12/15/16	805	812
Kane County, School District No. 129 West Aurora, GO, AGM
5.000%, 02/01/17	5,105	5,303
5.000%, 02/01/18	4,840	5,203
Lake County, Community Consolidated School District No. 50 Woodland, GO
4.000%, 01/01/18	1,000	1,057
Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/16	2,000	2,023

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Schaumburg, Park District, Ser A, GO
4.000%, 12/01/16	$3,235	$3,318
Southern Illinois University, Housing & Auxiliary Facilities Project, Ser B, RB
4.000%, 04/01/16	1,605	1,609
Tender Option Bond Trust Receipts, Ser 2015-XF0104, RB
0.310%, 02/15/17 (A)	5,000	5,000
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,385
Woodford Mclean Counties, Community Unit School Dist No. 11, GO, AGM
2.500%, 12/01/16	500	506

		128,816

Indiana — 1.4%
Hammond, Local Public Improvement Bond Bank, Ser 2015B, RB Callable 03/22/16 @ 100
3.250%, 05/01/16	7,750	7,753
Indiana State, Finance Authority, RB
2.000%, 03/01/16	560	560
Indiana State, Health Facility Financing Authority, RB Pre-Refunded @ 100
1.500%, 10/01/27 (A) (B)	440	441
Indiana State, Health Facility Financing Authority, RB
1.500%, 10/01/27 (A)	4,000	4,011
1.150%, 10/01/26 (A)	3,000	3,009
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	750	765
4.000%, 11/01/17	365	381
Rockport, RB
1.750%, 06/01/25 (A)	4,425	4,460

		21,380

Iowa — 1.1%
Buchanan County, People’s Memorial Hospital, RB Callable 06/01/18 @ 100
1.500%, 12/01/18	2,750	2,747

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN Callable 01/01/18 @ 100
1.750%, 06/01/18	$4,000	$4,014
Randall, Bethany Manor Project, BAN Callable 04/01/16 @ 100
1.250%, 08/01/16	9,500	9,507

		16,268

Kansas — 0.7%
Olath, Health Facilities Revenue Authority, Olath Medical Center Project, Ser B, RB Callable 04/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,004
Wichita, Ser 276, AMT, GO Callable 04/15/16 @ 100
1.250%, 10/15/16	7,035	7,040

		11,044

Kentucky — 4.7%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,095
Hazard, Appalachian Regional Health Care Project, BAN
1.000%, 12/01/16	11,000	11,034
Kentucky State, Asset Liability Commission, Ser A, RB, NATL
0.813%, 11/01/17 (A)	680	677
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
0.500%, 04/01/31 (A)	1,000	1,000
Kentucky State, Multi-Family Housing Centre Meadows Apartments Project, RB Callable 03/01/16 @ 100
0.700%, 03/01/17	3,000	3,000
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, BAN
5.000%, 07/01/17	5,000	5,252
3.000%, 07/01/17	1,750	1,805
Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, RB
1.150%, 06/01/33 (A)	3,750	3,758

40	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisville/Jefferson County, Metropolitan Government, Gas & Electric Company Project, Ser A, RB
1.650%, 10/01/33 (A)	$3,500	$3,526
Pikeville, Educational Facilities Revenue Board, College Optometry Project, BAN Callable 02/01/17 @ 100
3.000%, 08/01/17	4,000	4,056
Pikeville, Hospital Revenue Authority, Medical Center Project, BAN
2.000%, 03/01/17	10,100	10,241
Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/26 (A)	10,750	10,763
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/27 (A)	15,000	15,043

		71,250

Louisiana — 0.5%
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B1, RB
2.200%, 10/01/40 (A)	4,000	4,058
Shreveport, Water & Sewer Revenue Authority, Ser A, RB, BAM
3.000%, 12/01/16	3,490	3,555

		7,613

Maryland — 0.3%
Maryland State, Community Development Administration, Allendale Apartments Project, Ser I, RB Callable 11/01/16 @ 100
1.020%, 05/01/17	3,200	3,202
Maryland State, Housing & Community Development Administration, Ser B, RB
0.960%, 03/01/36 (A)	1,550	1,550

		4,752

Massachusetts — 1.7%
Brockton Area, Transit Authority, RAN
1.000%, 08/05/16	2,750	2,755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cape Cod, Regional Transit Authority, RAN
1.000%, 07/30/16	$5,000	$5,009
Massachusetts State, Development Finance Agency, Ser I, RB
5.000%, 07/01/19	575	646
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G2, RB, AGM
0.420%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, Ser A, RB Callable 03/22/16 @ 100
0.650%, 12/01/16	2,090	2,090
Massachusetts State, Housing Finance Agency, Ser E, RB Callable 03/22/16 @ 100
0.950%, 06/01/16	1,300	1,301
Massachusetts State, Ser D-1, GO Callable 03/22/16 @ 100
0.210%, 08/01/43 (A)	3,000	2,997
Massachusetts State, Ser D2, GO Callable 02/01/17 @ 100
0.310%, 08/01/43 (A)	2,500	2,486
Southeastern Regional Transit Authority, RAN
1.000%, 08/26/16	4,000	4,007

		25,291

Michigan — 6.0%
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,480
East Lansing, School District, GO
5.000%, 05/01/17	650	683
5.000%, 05/01/18	400	435
Forest Hills, Public Schools, GO
5.000%, 05/01/18	2,000	2,177
5.000%, 05/01/19	1,425	1,601
4.000%, 05/01/16	2,600	2,616
4.000%, 05/01/17	2,150	2,233
Hartland Consolidated Schools, Ser B, GO
1.830%, 05/01/19	4,575	4,627
1.386%, 05/01/18	4,500	4,530
1.015%, 05/01/17	9,570	9,579
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,127
Lake Orion, Community School District, Ser B, GO
1.812%, 05/01/19	6,580	6,652
1.523%, 05/01/18	580	585
1.125%, 05/01/17	1,260	1,263

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

L’Anse Creuse, Public Schools, GO
5.000%, 05/01/18	$725	$789
Livonia, Public School District, GO, BAM
5.000%, 05/01/18	850	927
4.000%, 05/01/16	500	503
4.000%, 05/01/17	955	989
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/18	2,275	2,491
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,536
Michigan State, Hospital Finance Authority, RB
4.000%, 11/01/27 (A)	1,960	1,978
0.950%, 11/15/33 (A)	12,000	12,042
Reeths-Puffer Schools, Ser B, GO
1.552%, 05/01/18	2,000	2,014
1.143%, 05/01/17	1,800	1,803
Southgate Community, School District, GO, BAM
5.000%, 05/01/17	1,000	1,051
Waterford, School District, GO
2.000%, 09/22/16	15,000	15,097
Wayne County, Airport Authority, Detroit Metropolitan Airport Junior Lien, AMT, RB, NATL
5.000%, 12/01/16	2,000	2,065
West Bloomfield, School District, GO
4.000%, 05/01/18	1,725	1,837
Woodhaven-Brownstown School District, GO
4.000%, 05/01/18	1,790	1,910
4.000%, 05/01/19	2,140	2,338
3.000%, 05/01/17	630	647

		90,605

Minnesota — 0.5%
Minnesota State, Higher Education Facilities Authority, St. Olaf College Project, Ser 8G, RB
3.000%, 12/01/16	1,035	1,054
Minnesota State, Housing Finance Agency, Cathedral Hill Project, Ser A, RB Callable 08/01/16 @ 100
0.800%, 02/01/17	2,500	2,502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pipestone County, Medical Center Revenue Authority, BAN Callable 11/01/16 @ 100
0.850%, 05/01/17	$3,000	$3,004
St. Paul, Housing & Redevelopment Authority, Ser A, RB, NATL Callable 11/15/17 @ 100
5.000%, 11/15/20	1,410	1,516

		8,076

Mississippi — 0.9%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB Callable 05/01/16 @ 100
0.400%, 05/01/37 (A)	2,000	2,000
Mississippi State, Business Finance, Power Project, RB
1.625%, 12/01/40 (A)	2,000	2,018
Mississippi State, Business Finance, Waste Management Project, RB
1.000%, 07/01/17	5,885	5,899
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/18	595	644
5.000%, 04/01/19	1,650	1,841
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,037

		14,439

Missouri — 0.4%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	319
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,428
Springfield, Public Utility Revenue, RB
5.000%, 08/01/16	5,000	5,101

		6,848

Montana — 0.9%
Livingston, Livingston Health Care Project, RAN
1.000%, 12/01/16	14,000	14,049

42	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nebraska — 0.0%
Nebraska State, Public Power District, RB
4.000%, 01/01/18	$575	$611

Nevada — 0.3%
Clark County, Airport Revenue Authority, RB
0.310%, 01/01/36 (A)	2,000	2,000
Clark County, Department of Aviation, Ser A1, AMT, RB
5.000%, 07/01/16	1,800	1,827

		3,827

New Jersey — 14.6%
Allamuchy Township, GO
1.000%, 10/14/16	4,285	4,292
Barnegat Township, BAN
1.000%, 09/23/16	5,273	5,279
Belmar, GO
2.000%, 02/10/17	10,000	10,110
Berkeley Heights Township, BAN
1.000%, 10/07/16	6,770	6,786
Bloomfield Township, Parking Authority, RB
1.500%, 11/04/16	3,140	3,153
Brick Township, Ser B, GO
1.000%, 12/15/16	1,615	1,619
Burlington County, Bridge Commission, RAN
2.000%, 12/01/16	5,120	5,174
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/17	1,300	1,347
Carlstadt-East Rutherford, Board of Education, GAN
1.625%, 07/07/16	1,000	1,003
East Brunswick Township, BAN
1.000%, 01/13/17	7,606	7,622
Ewing Township, BAN
1.000%, 07/15/16	12,435	12,448
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,190	1,226
Glassboro, Ser A, BAN
1.100%, 01/12/17	7,444	7,464
Hackensack, GO
1.500%, 11/09/16	2,639	2,656
Hudson County, GO
4.000%, 07/15/16	1,145	1,161
Linden, GO
1.250%, 12/14/16	13,378	13,428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Little Egg Harbor Township, Ser A, BAN
1.000%, 02/02/17	$7,944	$7,957
Middletown Township, BAN
1.000%, 11/10/16	8,801	8,820
Millstone Township, BAN
1.000%, 09/16/16	3,658	3,665
1.000%, 02/16/17	6,329	6,335
Mount Holly Township, School District, Ser A, GO
1.000%, 07/27/16	3,000	3,005
Mount Holly Township, Ser A, BAN
1.250%, 11/15/16	5,000	5,018
New Jersey State, Building Authority, BAN Callable 03/28/16 @ 100
3.000%, 06/15/16	7,000	7,017
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/16	1,750	1,768
New Jersey State, Economic Development Authority, RB Callable 08/01/16 @ 100
0.740%, 02/01/17 (A)	2,000	1,984
New Jersey State, Economic Development Authority, Ser KK, RB
5.000%, 03/01/16 (D)	420	420
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/16	2,350	2,377
5.000%, 06/15/17	1,915	2,004
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,115
New Jersey State, Housing & Mortgage Finance Agency, Downtown Plaza Apartments Project, Ser M, RB Callable 05/01/16 @ 100
0.650%, 08/01/17 (A)	3,950	3,951
New Jersey State, Housing & Mortgage Finance Agency, Heritage Village Ocean Project, Ser G, RB Callable 05/01/16 @ 100
0.700%, 05/01/17 (A)	1,500	1,501
New Jersey State, Housing & Mortgage Finance Agency, NCC Manor Project, Ser K, RB Callable 08/01/17 @ 100
1.050%, 02/01/18 (A)	3,000	3,005

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Housing & Mortgage Finance Agency, Passaic Housing Authority Project, RB Callable 01/15/17 @ 100
1.000%, 01/15/19 (A)	$5,040	$5,046
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
0.850%, 05/01/17	5,000	5,006
0.550%, 11/01/16	1,500	1,500
New Jersey State, Transportation Trust Fund Authority, RB, XLCA
5.000%, 12/15/17	1,200	1,276
New Jersey State, Turnpike Authority, Ser E, RB Callable 07/01/16 @ 100
0.630%, 01/01/23 (A)	3,000	2,999
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/18	315	332
Ocean Township, Board of Education, GO
2.000%, 03/01/17	294	299
Pequannock Township, BAN
1.000%, 10/21/16	7,625	7,640
Roselle, BAN
1.500%, 05/03/16	8,117	8,130
1.000%, 03/09/16	9,306	9,307
1.000%, 09/22/16	5,607	5,615
South Orange Village Township, BAN
2.000%, 08/26/16	3,530	3,552
Sussex County, Municipal Utilities Authority, BAN
2.000%, 12/01/16	1,920	1,941
Trenton, GO, BAM
2.000%, 12/01/16	1,000	1,008
West Deptford Township, BAN
1.000%, 04/15/16	3,422	3,424
West Orange Township, GO
1.250%, 05/05/16	1,500	1,502
Winslow Township, Ser C, BAN
1.250%, 12/29/16	2,945	2,954
Woodbury, Ser A, BAN
2.000%, 12/15/16	7,300	7,370
Wood-Ridge School District, GO
1.000%, 11/04/16	7,000	7,016

		221,627

New Mexico — 0.4%
Farmington, RB
1.875%, 06/01/32 (A)	1,500	1,508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.814%, 08/01/17 (A)	$5,000	$5,015

		6,523

New York — 19.4%
Binghamton, City School District, Ser A, BAN
1.000%, 07/29/16	4,000	4,007
Binghamton, Ser C, BAN
1.250%, 01/27/17	5,063	5,079
Board of Cooperative Educational Services for the Sole Supervisory District, RAN
0.900%, 07/25/16	24,000	24,024
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	2,500	2,505
0.900%, 11/01/31 (A)	2,500	2,502
Chemung County, BAN
1.000%, 10/14/16	3,588	3,597
East Hampton, Town Housing Authority, RAN
2.000%, 02/24/17	2,500	2,527
Eaton Vance, Municipal Income Trust, AMT, RB Callable 03/01/17 @ 101
1.538%, 09/01/19 (A)	3,000	3,000
Fulton City, School District, BAN
1.000%, 07/15/16	4,250	4,258
Fulton City, School District, GO
1.000%, 06/30/16	8,450	8,465
Geneseo, BAN
2.000%, 08/12/16	1,183	1,189
Greater Southern Tier, Board of Cooperative Educational Services District, RB
0.900%, 06/30/16	33,500	33,536
Hamburg, Ser A, BAN
2.000%, 07/07/16	3,525	3,542
Hempstead, GO
2.000%, 12/16/16	2,000	2,018
Kingston, BAN
1.250%, 03/24/16	1,645	1,646
1.000%, 11/10/16	5,987	6,003
Lawrence Union, Free School District, TAN
1.250%, 06/24/16	8,800	8,811
Lockport, GO
1.000%, 12/14/16	9,125	9,148
Long Beach, BAN
1.500%, 02/16/17	2,000	2,010

44	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/17	$2,780	$2,877
Metropolitan New York, Transportation Authority, RB, AGM Callable 11/15/16 @ 100
0.210%, 11/15/27 (A)	2,800	2,800
Metropolitan New York, Transportation Authority, Ser A, RB Callable 04/01/16 @ 100
0.280%, 11/15/41 (A)	2,000	1,997
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB Callable 05/15/17 @ 100
0.370%, 11/15/44 (A)	4,000	3,978
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB Callable 08/15/19 @ 100
4.000%, 11/15/34 (A)	3,000	3,291
Metropolitan New York, Transportation Authority, Sub-Ser G1, RB Callable 05/01/19 @ 100
0.594%, 11/01/32 (A)	900	882
Mount Vernon City, School District, GO
1.000%, 08/19/16	4,600	4,608
Nassau County, Ser A, TAN
2.000%, 09/15/16	5,000	5,038
Nassau, Health Care, RAN
2.000%, 01/17/17	2,000	2,015
New Paltz, Central School District, BAN
1.000%, 03/01/17	15,000	15,033
New York City, Housing Development Authority, Ser B1B, RB Callable 04/01/16 @ 100
1.100%, 11/01/16	3,655	3,656
New York City, Ser C4, GO, AGC
0.450%, 10/01/27 (A)	350	350
New York City, Sub-Ser A6, GO, AGM
0.210%, 11/01/26 (A)	5,500	5,500
New York City, Sub-Ser J, GO, AGM
0.350%, 06/01/36 (A)	2,425	2,425
New York City, Sub-Ser J8R, GO Callable 04/01/16 @ 100
0.390%, 08/01/21 (A)	4,050	4,050

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser A3, RB Callable 03/01/16 @ 100
0.210%, 08/01/23 (A)	$5,000	$5,000
New York City, Water & Sewer System, RB Callable 03/15/16 @ 100
0.210%, 06/15/32 (A)	6,440	6,440
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.250%, 10/01/28 (A)	1,100	1,100
New York State, Environmental Facilities Authority, Waste Management Project, AMT, RB
0.600%, 05/01/30 (A)	3,000	3,000
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,001
Newburgh, BAN
1.000%, 07/22/16	2,900	2,905
Oyster Bay, Ser A, BAN
2.750%, 02/03/17	4,000	4,038
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,000
5.000%, 03/01/17	1,375	1,435
Saltaire, Ser A, BAN
2.000%, 11/17/16	1,850	1,867
Schenectady City, School District, BAN
2.000%, 07/08/16	20,000	20,122
Schoharie County, BAN
1.000%, 11/10/16	13,500	13,531
Schoharie County, Central School District, BAN
1.500%, 11/10/16	1,745	1,755
Schoharie County, Ser A, BAN
1.000%, 02/10/17	12,800	12,816
Suffolk County, Ser I, TAN
2.000%, 09/30/16	2,000	2,016
1.500%, 09/30/16	1,500	1,509
Suffolk County, TAN
2.000%, 07/27/16	21,400	21,520
Troy, Capital Resource, Rensselaer Polytechnic Institute Project, RB
1.500%, 08/01/16	1,000	1,004

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

West Chester County, Board of Cooperative Educational Services, RAN
1.000%, 06/30/16	$6,000	$6,008

		295,434

North Carolina — 0.2%
Greensboro, Housing Authority, Claremont Courts Project, RB Callable 11/01/16 @ 100
0.950%, 11/01/17 (A)	3,000	3,003

North Dakota — 0.2%
Hazen, Sakakawea Medical Center Project, BAN Callable 01/01/17 @ 100
2.500%, 07/01/17	2,000	2,003
Ward County, RB
5.250%, 07/01/16	750	762

		2,765

Ohio — 4.3%
American Municipal Power, BAN
1.000%, 10/21/16	4,500	4,509
American Municipal Power, Electrical Systems Improvement Newton Fall Project, BAN
1.100%, 06/24/16	1,795	1,796
Champion, Local School District, BAN
2.000%, 05/18/16	4,500	4,513
Chippewa, Local School District, BAN
2.000%, 05/18/16	6,800	6,819
Cleveland, Department of Public Utilities Division of Water, Ser Z, RB
3.000%, 01/01/17	6,000	6,131
Crawford County, Avita Health Sytem Project, RB Callable 05/01/17 @ 100
1.430%, 11/01/17	12,325	12,336
Defiance, Sewage System, BAN
2.000%, 09/22/16	1,145	1,153
Franklin County, Poindexter Phase IIA Project, RB Callable 04/01/17 @ 100
1.100%, 12/01/18 (A)	2,000	2,005
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 05/15/18	450	491
4.000%, 05/15/17	785	817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lancaster, Port Authority, RB
0.844%, 08/01/18 (A)	$1,335	$1,329
0.694%, 02/01/17 (A)	3,000	2,997
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	633
3.000%, 11/15/17	555	571
Newark, Buckeye Corridor Stormwater Project, BAN
1.500%, 05/20/16	2,000	2,004
Ohio State, Air Quality Development Authority, Ser 2005B, RB
3.125%, 01/01/34 (A)	4,000	4,051
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB Callable 09/01/18 @ 100
2.250%, 09/01/33 (A)	1,500	1,534
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB Callable 03/01/16 @ 100
0.340%, 01/15/33 (A)	2,500	2,500
Ohio State, Housing Finance Agency, Multi-Family Cutter Apartment Project, Ser A, RB Callable 07/01/16 @ 100
0.750%, 01/01/17	1,200	1,201
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,472
Tipp City, Ser A, BAN
1.200%, 02/15/17	3,000	3,014
Warrensville Heights, COP
2.500%, 12/14/16	1,500	1,513

		65,389

Oklahoma — 0.5%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,106
Cleveland County, Justice Authority, Detention Facility Project, RB
3.000%, 03/01/17	900	921
Cushing, Educational Facilities Authority, Cushing Public Schools Project, RB
3.000%, 09/01/16	1,000	1,013

46	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tulsa Airports, Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/17	$1,090	$1,128
3.000%, 06/01/16	700	704
Tulsa County, Independent School District No. 3 Broken Arrow, GO
3.000%, 04/01/19	2,830	3,003

		7,875

Pennsylvania — 3.0%
Bermudian Springs, School District, LIBOR Index Rate, GO Callable 03/15/16 @ 100
0.994%, 05/01/23 (A)	1,275	1,275
Chester County, Industrial Development Authority, University Student Housing Project, BAN Callable 08/01/16 @ 100
0.650%, 02/01/17	2,000	2,001
Clarion County, Industrial Development Authority, BAN Callable 04/01/16 @ 100
1.050%, 05/01/16	1,000	1,001
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/18	500	522
4.000%, 01/01/19	535	568
3.000%, 01/01/17	400	406
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/20	415	462
3.000%, 12/01/17	275	285
Hempfield Area, School District, GO
4.000%, 10/15/17	900	947
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	302
Luzerne County, Ser B, GO
5.000%, 05/15/16	2,870	2,896
Penn Hills, School District, GO, BAM
3.000%, 10/01/16	1,145	1,158
3.000%, 10/01/17	1,000	1,023
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,006

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
1.500%, 11/01/21 (A)	$3,000	$3,020
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,116
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
0.650%, 04/01/19 (A)	3,700	3,700
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.850%, 11/01/41 (A)	1,140	1,140
Pennsylvania State, Higher Educational Facilties Authority, Association of Independent Colleges Project, Ser I3, RB
1.200%, 11/01/31 (A)	2,725	2,729
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/16	2,000	2,008
5.000%, 04/01/17	1,500	1,560
Pennsylvania State, Turnpike Commission, Ser B1, RB Callable 06/01/17 @ 100
0.460%, 12/01/17 (A)	4,000	3,984
Philadelphia Gas Works, RB
4.000%, 08/01/17	2,000	2,093
3.000%, 08/01/16	1,060	1,071
Upper Darby, GO, AGM Callable 04/01/16 @ 100
2.250%, 10/01/17	310	310
Upper Darby, School District, GO
2.000%, 05/01/16	500	501
Wilkes-Barre, GO, BAM
1.125%, 11/15/16	2,885	2,893
York County, GO Callable 12/01/16 @ 100
0.598%, 06/01/33 (A)	1,945	1,940

		45,917

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puerto Rico — 2.6%
Deutsche Bank SPEARs/LIFERs Trust, RB, AMBAC Callable 03/01/16 @ 100
0.540%, 08/01/54 (A)	$13,600	$13,600
Deutsche Bank SPEARs/LIFERs Trust, RB, FGIC
0.540%, 08/01/41 (A)	11,125	11,125
0.540%, 08/01/42 (A)	13,205	13,205
Puerto Rico Commonwealth, Highways & Transportation Authority, Ser Z, RB, AGM
6.250%, 07/01/16	975	988

		38,918

Rhode Island — 1.4%
East Providence, TAN
1.500%, 07/28/16	6,600	6,622
Providence, Redevelopment Agency, Ser A, RB
2.000%, 04/01/16	2,360	2,363
Rhode Island State, Health & Educational Building Authority, Providence College Project, RB
4.000%, 11/01/17	500	526
2.000%, 11/01/16	1,000	1,009
Rhode Island State, Health & Educational Building Authority, Public Schools Board Project, RB
4.000%, 05/15/16	1,000	1,007
4.000%, 05/15/17	1,650	1,709
Rhode Island State, Health & Educational Building Authority, RB, AGM
3.000%, 05/15/18	4,000	4,170
Rhode Island State, Housing & Mortgage Finance, RB Callable 04/01/18 @ 100
0.710%, 10/01/45 (A)	2,000	1,998
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	930
Tobacco Settlement Financing, Ser A, RB
3.000%, 06/01/16	895	901

		21,235

South Carolina — 0.3%
SCAGO, Educational Facilities for Pickens School District, RB
5.000%, 12/01/16	1,000	1,034

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SCAGO, Educational Facilities for Sumter County, School 17, RB
5.000%, 12/01/18	$1,695	$1,861
4.000%, 12/01/17	1,130	1,185

		4,080

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/17	500	518
3.000%, 11/01/18	500	528

		1,046

Tennessee — 0.2%
Tennessee State, Energy Acquisition Authority, Ser A, RB
5.000%, 09/01/16	860	878
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/18	2,000	2,135

		3,013

Texas — 9.9%
Alamito, Public Facilities, HACEP RAD Conversion Program Project, RB Callable 04/01/17 @ 100
1.000%, 10/01/18 (A)	3,800	3,802
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
0.650%, 02/15/39 (A)	6,000	6,009
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.350%, 02/15/38 (A)	10,000	10,090
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
3.000%, 02/15/40 (A)	3,300	3,404
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,031
5.000%, 11/01/17	2,000	2,144
Del Rio, GO, BAM
4.000%, 06/01/17	980	1,018
4.000%, 06/01/18	440	469
3.000%, 06/01/16	845	851
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/37 (A)	2,000	2,006

48	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.660%, 08/01/40 (A)	$1,355	$1,356
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	408
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
0.300%, 07/01/31 (A)	1,000	1,000
Harris County-Houston, Sports Authority, Ser C, RB
4.000%, 11/15/17	545	572
3.000%, 11/15/16	1,105	1,123
Houston, Independent School District, Ser A1, RB, PSF-GTD
3.000%, 06/01/39 (A)	5,000	5,036
Houston, Independent School District, Ser A2, GO, PSF-GTD
4.000%, 06/01/39 (A)	14,250	14,830
Lamar, Consolidated Independent School District, Ser A, RB
2.000%, 08/15/47	5,000	5,031
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/18	2,200	2,398
North East, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/42 (A)	27,775	27,958
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/18	500	539
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/45 (A)	3,250	3,301
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB Callable 03/01/16 @ 100
0.170%, 11/01/40 (A)	1,500	1,500
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.230%, 12/01/27	2,100	2,100
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB Callable 03/01/16 @ 100
0.170%, 04/01/40 (A)	4,700	4,700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB Callable 03/01/16 @ 100
0.170%, 12/01/39 (A)	$2,900	$2,900
0.170%, 04/01/40 (A)	2,550	2,550
Round Rock, Independent School District, GO, PSF-GTD
1.500%, 08/01/40 (A)	5,000	5,027
San Antonio, Public Service Board, Junior Lien, RB
2.000%, 12/01/27 (A)	10,500	10,620
San Antonio, Public Service Board, Junior Lien, Ser B, RB
1.750%, 12/01/27 (A)	3,000	3,047
San Antonio, Water System Revenue Authority, Junior Lien, RB
0.690%, 05/01/43 (A)	3,150	3,151
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	506
Starr County, GO, AMBAC Callable 04/01/16 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	447
Tarrant County, Housing Finance, Ash Lane Apartments Project, RB Callable 03/31/16 @ 100
0.600%, 10/01/16	1,650	1,650
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB Callable 02/01/18 @ 100
1.000%, 08/01/18	2,900	2,899
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,805	1,863
Texas State, Municipal Gas Acquisition & Supply II, RB
0.480%, 09/15/17 (A)	505	505
Texas State, Public Finance Authority, RB Callable 01/01/17 @ 100
4.000%, 07/01/17	3,000	3,094
Texas State, Transportation Commission, Ser B, RB Callable 03/01/16 @ 100
0.230%, 04/01/26 (A)	6,500	6,500

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	49

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	$580	$595
2.000%, 10/01/16	575	578
Williamson County, GO
1.450%, 08/15/34 (A)	2,000	2,022

		151,131

Vermont — 0.1%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/18	1,795	1,827

Virginia — 0.3%
Caroline County, Industrial Development Authority, BAN Callable 04/01/16 @ 100
4.000%, 08/01/16	1,805	1,809
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB Callable 08/01/16 @ 100
1.910%, 08/01/38 (A)	1,000	1,007
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,278

		4,094

Washington — 0.8%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	762
5.000%, 07/01/17	750	793
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	505
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB Callable 11/01/19 @ 100
0.310%, 11/01/24 (A)	8,705	8,705
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	207
5.000%, 11/15/17	500	536
5.000%, 11/15/18	655	726

		12,234

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wisconsin — 0.5%
Edgerton, Ser B, RB Callable 06/01/16 @ 100
1.750%, 06/01/17	$2,000	$2,006
Merrill Area, Public School District, Tax & Revenue Anticipation Project, RB
2.000%, 09/16/16	3,000	3,021
Oak Creek, Ser C, GO Callable 09/01/17 @ 100
2.125%, 09/01/18	1,500	1,523
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/16	400	407

		6,957

Total Municipal Bonds (Cost $1,520,866) ($ Thousands)		1,523,128

CORPORATE OBLIGATIONS — 1.1%
Miarko
0.800%, 02/01/27 (A)	2,070	2,070
NCCD-Cain Hall Redevelopment I LLC
1.500%, 06/01/16 (F)	15,000	15,000
Southwestern Ohio Water
0.800%, 05/01/36 (A)	530	530

Total Corporate Obligations (Cost $17,600) ($ Thousands)		17,600

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.010% **†	11,722,536	11,723

Total Cash Equivalent (Cost $11,723) ($ Thousands)		11,723

Total Investments — 102.2% (Cost $1,550,189) ($ Thousands)		$1,552,451

Percentages are based on a Net Assets of $1,519,099 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Security is escrowed to maturity.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

50	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AICUP — Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

HACEP — Housing Authority of the City of EI Paso

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAD — Rental Assistance Demonstration Project

RAN — Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,523,128	$—	$1,523,128
Corporate Obligations	—	17,600	—	17,600
Cash Equivalent	11,723	—	—	11,723

Total Investments in Securities	$11,723	$1,540,728	$—	$1,552,451

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an intregal part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	51

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

California — 98.4%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,584
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,753
5.000%, 10/01/23	2,160	2,671
Burbank, Redevelopment Agency Successor Agency, RB, BAM
5.000%, 12/01/23	625	774
California State, Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/21	500	589
5.000%, 10/01/22	500	599
5.000%, 10/01/23	500	604
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,387
California State, Department of Water Resources Power Supply Revenue, Ser H, RB Pre-Refunded @ 100
5.000%, 05/01/18 (A)	2,155	2,358
California State, Department of Water Resources Power Supply Revenue, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	845	924
California State, Department of Water Resources Power Supply Revenue, Ser M, RB
5.000%, 05/01/19	1,390	1,579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/22	$1,235	$1,518
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16 (B)	1,000	1,016
5.000%, 07/01/18 (B)	1,175	1,294
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	572
4.000%, 10/01/21	500	576
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/22 @ 100
5.000%, 09/01/25	785	961
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	266
5.000%, 09/01/21	325	394
5.000%, 09/01/22	800	987
California State, Educational Facilities Authority, RB Callable 09/01/25 @ 100
5.000%, 09/01/26	650	831
California State, Educational Facilities Authority, RB
5.000%, 10/01/22	300	370
5.000%, 10/01/25	400	513
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/23	830	1,003
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,447
California State, GO Callable 04/01/16 @ 100
5.000%, 03/01/20	5,000	5,021
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,094
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,936
California State, GO
5.250%, 02/01/18	2,000	2,179
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,450

52	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/22 @ 100
5.000%, 06/01/25	$400	$477
5.000%, 06/01/26	350	409
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/24	1,000	1,193
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/22	500	605
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (B)	560	604
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,008
California State, Infrastructure & Economic Development Bank, RB
5.000%, 11/01/23	1,000	1,236
California State, Kindergarten Project, GO Callable 03/01/16 @ 100
0.010%, 05/01/34 (C)(D)	400	400
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/21	1,000	1,213
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,165	1,233
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,487
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,489
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	1,000	1,179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Public Works Board, Ser F, RB
5.000%, 05/01/25	$1,500	$1,900
California State, School Finance Authority, RB
5.000%, 08/01/23	825	976
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/23	1,200	1,430
California State, University Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,288
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,153
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,275
California State, Various Purposes, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,155
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,760
5.000%, 10/01/20	5,000	5,926
5.000%, 12/01/23	2,295	2,881
California State, Various Purposes, GO Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,202
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,772
California State, Various Purposes, GO Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,594
California State, Wide Communities Development Authority, Jewish Home Project, Ser S, RB Callable 11/01/16 @ 100
2.500%, 08/01/20	2,250	2,273
California State, Wide Communities Development Authority, RB
5.000%, 03/01/22	1,000	1,199
California State, Wide Communities Development Authority, RB, AGM
5.000%, 11/15/22	200	243

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	53

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Contra Costa, Transportation Authority, Ser B, RB Pre-Refunded @ 200
5.000%, 03/01/20 (A)	$3,015	$3,503
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	557
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,237
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	1,003
Dublin, Unified School District, GO
5.000%, 08/01/23	3,075	3,845
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/22	1,500	1,852
4.000%, 06/01/21	3,000	3,473
Eastern Municipal Water District, Sub-Ser A, RB
5.000%, 07/01/26	1,000	1,291
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	562
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,134
5.000%, 06/01/21	1,000	1,193
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,825
Grossmont Health Care District, Ser D, GO
5.000%, 07/15/22	1,020	1,254
Imperial, Irrigation District Electric System Revenue Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,176
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/24	625	792
Jurupa Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	539
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Long Beach, Community College District, Ser B, GO Callable 08/01/22 @ 100
5.000%, 08/01/25	$2,000	$2,444
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,343
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/24	1,000	1,261
Long Beach, Harbor Revenue, Ser C, AMT, RB Callable 05/15/25 @ 100
5.000%, 05/15/26	2,370	2,907
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/21	520	604
5.000%, 05/15/22	900	1,060
5.000%, 05/15/23	700	829
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,304
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	3,500	4,129
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,656
Los Angeles County, Redevelopment Authority, Bunker Hill Project, RB
5.000%, 12/01/24	2,000	2,470
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/22	1,000	1,235
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/22	1,000	1,235
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	1,050	1,234
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,267
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,691

54	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Los Angeles, Department of Airports, Ser D, AMT, RB
5.000%, 05/15/23	$4,000	$4,877
Los Angeles, Department of Airports, Sub-Ser C, RB
5.000%, 05/15/22	1,080	1,318
5.000%, 05/15/23	800	987
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/25	1,000	1,284
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,400	1,671
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,589
5.000%, 07/01/22	250	308
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	750	924
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/23	1,050	1,315
5.000%, 07/01/24	1,060	1,347
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,505
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	3,059
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project, GO
5.000%, 09/01/21	1,000	1,200
Newport Beach, Hoag Memorial Hospital Project, RB Pre-Refunded @ 100
6.000%, 12/01/21 (A)	3,000	3,819
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/21	1,100	1,305
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/23	525	641
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Palo Alto, Unified School District, GO, AGM Callable 04/01/16 @ 100
5.000%, 08/01/16	$1,195	$1,200
Palomar, Community College District, GO
5.000%, 05/01/23	750	934
Pittsburg Successor Agency Redevelopment Agency, Sub-Ser A, RB, AGM
5.000%, 09/01/23	3,000	3,636
Pomona, Unified School District, GO, BAM
5.000%, 08/01/23	665	820
Poway, Redevelopment Agency Successor Agency, Paguay Redevelopment Project, Ser A, RB
5.000%, 06/15/21	2,770	3,317
Riverside, Sewer Revenue, Ser A, RB
5.000%, 08/01/22	1,500	1,826
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/24	500	636
Sacramento, Redevelopment Agency Successor Agency, Sub-Ser A, RB, BAM
5.000%, 12/01/24	1,000	1,222
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,349
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	4,219
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,444
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,851
San Diego County, Sanford Burnham Medical, RB
5.000%, 11/01/24	1,200	1,471
San Diego County, Water Authority, RB
5.000%, 05/01/25	2,155	2,756
San Diego County, Water Authority, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	6,017

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	55

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	$1,395	$1,681
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,920
San Diego, Public Facilities Financing Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 05/15/19 (A)	1,000	1,135
San Diego, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/22	700	859
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/25	500	643
San Francisco Bay Area, Toll Authority, RB Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,438
5.000%, 04/01/26	1,425	1,725
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,473
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/23	1,250	1,551
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,263
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,222
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,223
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	892
San Francisco City & County, Ser R1, GO Callable 06/15/23 @ 100
5.000%, 06/15/26	3,000	3,691
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/25	2,000	2,583
San Marcos, Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 10/01/21	750	903

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santa Clara County, Ser B, GO
5.000%, 08/01/22	$1,785	$2,221
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,205
Santa Monica-Malibu, Unified School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,316
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,543
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	873
Sonoma-Marin, Area Rail Transit District, Ser A, RB Callable 03/01/22 @ 100
5.000%, 03/01/23	725	888
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB Callable 08/15/21 @ 102
5.000%, 08/15/23	725	856
5.000%, 08/15/24	1,000	1,170
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,142
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/25	1,400	1,803
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,144
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,720
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/25	2,930	3,521
Southern California, Water Replenishment District, RB
5.000%, 08/01/25	425	549
Stockton, Unified School District, GO
5.000%, 08/01/22	3,000	3,627
Tustin, Unified School District, GO
5.000%, 06/01/23	800	996
5.000%, 09/01/23	1,000	1,204
Tustin, Unified School District, GO, BAM
5.000%, 09/01/22	1,000	1,206

56	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
University of California, Regents Medical Center Project, Ser A, RB, NATL Callable 03/14/16 @ 101
5.000%, 05/15/16	$1,000	$1,010
University of California, Ser AM, RB Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,254
Upland, Community Redevelopment Agency, Project Tax Allocation, TA, AGM
4.000%, 09/01/18	1,000	1,073

		292,573

Total Municipal Bonds (Cost $276,357) ($ Thousands)		292,573

CASH EQUIVALENT — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	2,831,913	2,832

Total Cash Equivalent (Cost $2,832) ($ Thousands)		2,832

Total Investments — 99.4% (Cost $279,189) ($ Thousands)		$295,405

Percentages are based on a Net Assets of $297,304 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousand):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$292,573	$—	$292,573
Cash Equivalent	2,832	—	—	2,832

Total Investments in Securities	$2,832	$292,573	$—	$295,405

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	57

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Guam — 0.4%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$268

Massachusetts — 97.7%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/24	1,000	1,264
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	571
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,246
Boston, Ser A, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	500	626
Boston, Ser B, GO
5.000%, 04/01/25	1,700	2,180
Boston, Transit Parking Authority, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	589
Cambridge, Municipal Purpose Loan, GO
5.000%, 01/01/20	150	173
5.000%, 02/15/21	500	598
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/21	1,000	1,213
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	659
5.000%, 07/01/22	500	615
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,217
Massachusetts Bay, Transportation
Authority, Ser C, RB
5.500%, 07/01/24	750	975
5.250%, 07/01/21	800	974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	$500	$616
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/23	1,000	1,244
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,218
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	631
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/23	200	241
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	265
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,243
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	575
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	267
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	161
Massachusetts State, Development Finance Agency, Partners Health Care Project, RB
5.000%, 07/01/23	1,045	1,293
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	584
Massachusetts State, Development Finance Agency, Ser F, RB
5.000%, 08/15/24	750	926
Massachusetts State, Development Finance Agency, Ser H-1, RB
5.000%, 07/01/24	500	605

58	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	$300	$333
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/23	400	497
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	250	260
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB Callable 01/01/25 @ 100
5.000%, 01/01/26	400	467
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	557
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	570
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	546
5.000%, 01/01/21	500	565
Massachusetts State, Federal Highway Project, RB Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,218
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	580
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	563
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	608
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	316

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$669
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	284
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	212
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	573
Massachusetts State, Highway Project, RB
5.000%, 06/01/20	275	322
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/21	1,000	1,205
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	360
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	588
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/22	690	831
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/24	520	650
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,233
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,207
5.000%, 05/15/23	1,000	1,247
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/21	210	255
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	593
Massachusetts State, Ser A, RB
5.000%, 06/01/23	500	625

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	59

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Massachusetts State, Ser B, GO
5.250%, 08/01/22	$500	$621
5.250%, 08/01/23	250	315
5.000%, 08/01/23	500	620
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	1,000	1,218
5.250%, 09/01/21	500	611
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,242
Massachusetts State, Ser C, GO
5.000%, 08/01/24	1,025	1,289
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	909
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	587
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	1,000	1,210
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	635
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/24	1,000	1,262
Newton, Municipal Purpose Loan, GO
5.000%, 03/01/22	465	569
Quincy, Municipal Purpose Loan, GO
5.000%, 06/01/24	1,030	1,297
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/22	1,000	1,239
University of Massachusetts, Building Authority, Senior Project, Ser 1, RB
5.000%, 11/01/20	500	591
Winchester, Municipal Purpose Loan, GO Callable 07/01/25 @ 100
5.000%, 07/01/26	500	634
Woods Hole, Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/21	1,000	1,194
Worcester, GO
5.000%, 06/15/24	500	627
Worcester, RB Callable 11/01/22 @ 100
5.000%, 11/01/23	1,000	1,218

		58,591

Total Municipal Bonds (Cost $55,180) ($ Thousands)		58,859

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.010% **†	747,188	$747

Total Cash Equivalent (Cost $747) ($ Thousands)		747

Total Investments — 99.3% (Cost $55,927) ($ Thousands)		$59,606

Percentages are based on a Net Assets of $60,000 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousand):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,859	$—	$58,859
Cash Equivalent	747	—	—	747

Total Investments in Securities	$747	$58,859	$—	$59,606

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

60	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.3%

Delaware — 1.1%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,232

New Jersey — 83.7%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,338
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,358
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,409
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/24	1,000	1,184
Camden County, Improvement Authority, RB
5.000%, 01/15/25	420	523
Carlstadt, School District, GO
Callable 05/01/24 @ 100 5.000%, 05/01/25	500	614
Carlstadt, School District, GO
5.000%, 05/01/23	500	615
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/25	1,000	1,300
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,170
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/25 @ 100 5.000%, 07/01/26	1,000	1,201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	$1,000	$1,234
4.000%, 09/01/18	460	495
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100 5.000%, 12/01/19	550	588
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100 5.000%, 09/15/23	500	593
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	757
4.000%, 12/01/16	1,640	1,685
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,302
Monmouth County, Improvement Authority, RB
5.000%, 10/01/20	1,000	1,181
5.000%, 12/01/25	450	575
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	885
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,387
4.000%, 11/15/20	485	554
New Jersey State, Economic Development Authority, Balance Refunding Project, RB
5.000%, 12/15/17	35	37
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/17	1,000	1,038
5.000%, 06/15/18	1,500	1,595
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/22 @ 100 5.000%, 06/15/23	1,000	1,101
5.000%, 06/15/24	685	749
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/22 @ 100 5.000%, 03/01/25	2,500	2,706
New Jersey State, Economic Development Authority, Refunding School Project, RB
5.000%, 12/15/17 (A)	965	1,039

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	61

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100 5.250%, 09/01/26	$2,000	$2,176
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,645
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	777
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/25	1,000	1,205
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100 5.000%, 07/01/18	1,620	1,706
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Callable 07/01/18 @ 100 5.000%, 07/01/23	1,195	1,307
New Jersey State, Educational Facilities Authority, Ser D, RB, AGM
Pre-Refunded @ 100 5.000%, 07/01/18 (B)	2,000	2,198
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/25 @ 100 5.000%, 07/01/27	1,905	2,270
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21 (A)	25	31
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,195
5.000%, 09/01/23	1,000	1,251
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,229
5.000%, 09/01/20	1,220	1,445
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,183

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	$2,100	$2,332
New Jersey State, GO
5.250%, 08/01/21	2,000	2,364
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Pre-Refunded @ 100 5.000%, 07/01/17 (B)	2,000	2,118
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100 5.000%, 07/01/25	1,000	1,165
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,335
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/26 @ 100 5.000%, 07/01/27	1,000	1,206
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100 5.000%, 07/01/17	1,875	1,902
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100 5.000%, 07/01/26	1,000	1,194
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 2015-1A, AMT, RB
5.000%, 12/01/20	1,000	1,124
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,139
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100 5.000%, 07/01/25	500	587
5.000%, 07/01/26	400	466
5.000%, 07/01/27	500	579
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,335

62	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Ser Q, GO
5.000%, 08/15/20	$1,295	$1,485
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,853
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,845
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	18
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,238
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100 5.000%, 01/01/20	1,000	1,113
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/22 @ 100 5.000%, 06/01/24	1,000	1,177
Ocean County, GO
4.000%, 08/01/19	710	786
Ocean County, Ser A, GO
Callable 08/01/25 @ 100 5.000%, 08/01/27	700	879
Passaic County, Improvement Authority, RB
Callable 08/01/25 @ 100 5.000%, 08/01/27	545	659
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100 5.000%, 05/01/21	1,040	1,169
5.000%, 05/01/22	1,000	1,122
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,103
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/20	435	492
South Jersey, Transportation Authority LLC, Ser A-1, RB
4.000%, 11/01/17	600	627
4.000%, 11/01/17 (A)	400	422
Sparta Township, Board of Education, GO
5.000%, 02/15/23	600	735

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Sparta Township, Board of Education, GO Callable 02/15/25 @ 100
5.000%, 02/15/26	$575	$712
Verona Township, Board of Education, GO
5.000%, 03/01/25	500	622
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/17	635	679

		90,413

New York — 10.3%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100 5.000%, 08/15/19	3,000	3,195
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100 5.000%, 12/01/25	2,000	2,394
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,250
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,000	1,204
5.000%, 09/01/23	1,000	1,216
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/23	1,500	1,816

		11,075

Pennsylvania — 2.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,664
5.000%, 07/01/16	730	741

		2,405

Total Municipal Bonds (Cost $101,001) ($ Thousands)		105,125

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	1,922,351	1,922

Total Cash Equivalent (Cost $1,922) ($ Thousands)		1,922

Total Investments — 99.1% (Cost $102,923) ($ Thousands)		$107,047

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	63

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 29, 2016

Percentages are based on a Net Assets of $108,049 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

**	Rate shown is the 7-day effective yield as of February 29, 2016.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Corporation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$105,125	$—	$105,125
Cash Equivalent	1,922	—	—	1,922

Total Investments in Securities	$1,922	$105,125	$—	$107,047

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

Guam — 0.8%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$783
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	500	556

		1,339

New York — 97.6%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	703
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,036
Brookhaven, GO
5.000%, 05/01/22	1,500	1,837
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	790
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/21	500	592
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/22	1,000	1,194
Build NYC Resource, Greater New York Project, RB
5.000%, 08/01/22	200	236
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/21	250	291

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/22	$1,100	$1,352
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	897
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/22	1,000	1,212
Erie County, Ser B, GO
5.000%, 06/01/23	400	488
5.000%, 06/01/24	1,200	1,480
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/22	325	400
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,665
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/22	750	907
Long Island, Power Authority, Ser C, RB Callable 05/01/18 @ 100
1.187%, 05/01/33 (A)	500	500
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,232
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,934
Metropolitan New York, Transportation Authority, Ser A, RB, NATL Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,077
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/20	1,000	1,177
5.000%, 11/15/21	1,000	1,201
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	583

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	65

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/24	$1,300	$1,599
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,219
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,228
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/21	1,000	1,202
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB Callable 11/15/25 @ 100
5.000%, 11/15/26	1,000	1,241
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,540
5.000%, 05/01/23	325	400
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/21	1,035	1,237
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/22	1,000	1,218
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/24	700	890
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/22	895	1,064
Nassau County, Ser A, GO
5.000%, 01/01/26	1,000	1,234
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/22	1,000	1,237
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/23 @ 100
5.000%, 12/01/24	$2,000	$2,412
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,806
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/21	2,000	2,381
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,243
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,162
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/20	1,000	1,163
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,545
5.000%, 08/01/21	1,905	2,280
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,201
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,758
5.000%, 08/01/21	1,000	1,197
New York City, Ser C, GO
5.000%, 08/01/25	1,250	1,576
New York City, Ser D, GO Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,487
New York City, Ser E, GO
5.000%, 08/01/19	2,000	2,278
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,197
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,469
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,159
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,765
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,103
New York City, Ser I1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,134
New York City, Ser J, GO
5.000%, 08/01/22	500	609

66	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Ser J1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	$300	$304
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,108
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	30	32
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,212
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/19	1,650	1,901
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,728
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,211
New York City, Transitional Finance Authority, Ser S1, RB Callable 01/15/25 @ 100
5.000%, 07/15/26	500	620
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,071
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	565
New York State, Convention Center Development Authority, RB
5.000%, 11/15/22	1,000	1,221
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,280
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	612
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,331

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, ICAHN School of Medicine at Mount Sanai Project, RB Callable 07/01/25 @ 100
5.000%, 07/01/26	$1,000	$1,212
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,038
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,199
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Pre-Refunded @ 100
5.500%, 07/01/19 (C)	1,000	1,149
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/18	795	870
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/23	1,000	1,245
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	116
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/22	1,000	1,195
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/21	355	422
5.000%, 07/01/24	1,000	1,236
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,154
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/21	250	297
New York State, Dormitory Authority, RB
5.000%, 07/01/25	1,000	1,251

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	67

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Dormitory Authority, RB, AGM
5.250%, 08/15/18	$1,000	$1,110
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,174
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/24	785	982
New York State, Dormitory Authority, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,250	2,776
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,131
5.000%, 03/15/20	1,000	1,167
5.000%, 12/15/22	1,475	1,809
5.000%, 03/15/23	750	931
5.000%, 03/15/25	2,000	2,543
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.250%, 02/15/19 (C)	5	6
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	995	1,128
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/23	455	558
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	2,058
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,382
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	547
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/20	2,015	2,326

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Energy Research & Development Authority, Electric & Gas Project, Ser C, RB, NATL
1.206%, 04/01/34 (A)	$1,000	$955
New York State, Energy Research & Development Authority, AMT, RB, AMBAC
1.085%, 12/01/26 (A)	2,000	1,902
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	3,008
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/20	1,100	1,290
5.000%, 06/15/21	2,000	2,416
5.000%, 05/15/24	1,445	1,825
5.000%, 06/15/24	1,500	1,896
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,498
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,227
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/21	1,150	1,395
New York State, Environmental Facilities Authority, Revolving Funds, RB New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/23 @ 100
3.250%, 10/01/25	2,500	2,586
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	616
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,130
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,112
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,097

68	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	$1,200	$1,340
New York State, Transportation Development Authority, AMT, RB
5.000%, 01/01/22	1,000	1,183
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,645
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	259
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/21	600	691
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/20	1,000	1,185
5.000%, 10/15/24	475	605
Tobacco Settlement Financing, Ser B, RB Callable 06/01/16 @ 100
5.000%, 06/01/20	500	506
Triborough Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/21	465	565
5.000%, 11/15/23	1,500	1,877
Triborough Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,118
5.000%, 11/15/19	1,000	1,154
5.000%, 11/15/23	2,000	2,503
Utility Debt Securitization Authority, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	750	915
Utility Debt Securitization Authority, RB Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,038
Westchester County, Ser B, GO Callable 11/15/25 @ 100
5.000%, 11/15/26	500	641
Westchester County, Ser C, GO
5.000%, 11/01/17	500	538

		167,151

Total Municipal Bonds (Cost $160,184) ($ Thousands)		168,490

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	2,667,451	$2,667

Total Cash Equivalent (Cost $2,667) ($ Thousands)		2,667

Total Investments — 100.0% (Cost $162,851) ($ Thousands)		$171,157

Percentages are based on a Net Assets of $171,185 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FHA — Federal Housing Administration

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$168,490	$—	$168,490
Cash Equivalent	2,667	—	—	2,667

Total Investments in Securities	$2,667	$168,490	$—	$171,157

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	69

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,113

Pennsylvania — 98.1%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,131
Allegheny County, Higher Education Building Authority, Duquesne University Project, Ser A, RB
5.000%, 03/01/20	675	775
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,093
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/23	1,000	1,280
Allegheny County, Sanitary Authority, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,179
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 06/01/18	1,000	1,094
5.000%, 12/01/19	500	573
Allegheny County, Ser C73, GO
5.000%, 12/01/20	2,750	3,226
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berks County, GO, AMBAC
5.850%, 11/15/18	$665	$712
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,129
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/21	1,250	1,476
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,137
Bucks County, GO
5.000%, 05/01/22	1,250	1,527
5.000%, 06/01/22	425	521
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	588
Bucks County, Water & Sewer Authority, RB, BAM
5.000%, 06/01/21	750	888
Bucks County, Water & Sewer Authority, Ser A, RB, AGM Callable 12/01/24 @ 100
5.000%, 12/01/26	315	381
Butler County, GO
5.000%, 07/15/21	1,000	1,204
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/24	1,320	1,615
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,141
Chester, Water Authority, RB
5.000%, 12/01/21	500	606
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,172
Cumberland County, GO
5.000%, 05/01/19	550	623
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	891
Delaware County, Villanova University Project, RB
5.000%, 08/01/24	1,000	1,250
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,788
5.000%, 07/01/25	1,000	1,174
East Hempfield Township Industrial Development Authority, RB
5.000%, 12/01/25	645	782

70	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Easton, Area School District, GO
5.000%, 04/01/20	$1,500	$1,736
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,078
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,047
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/23	800	975
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	1,060	1,219
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,525
Methacton, School District, GO
5.000%, 03/01/24	1,000	1,220
Monroeville, Finance Authority, RB Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,200
Montgomery County, GO Pre-Refunded @ 100
5.000%, 12/15/19 (A)	85	98
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	946
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	880	1,008
Montgomery County, Ser C, GO Pre-Refunded @ 100
5.000%, 12/15/19 (A)	35	40
Moon Area, School District, Ser A, GO Callable 11/15/24 @ 100
5.000%, 11/15/25	1,000	1,216
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	930
Pennridge, School District, Ser B, GO Callable 02/15/22 @ 100
5.000%, 02/15/23	750	897

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	$1,000	$1,210
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,500	1,653
Pennsylvania State, Economic Development Financing Authority, Ser A, RB Callable 08/01/24 @ 100
5.000%, 02/01/25	1,000	1,220
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,736
Pennsylvania State, GO Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,193
Pennsylvania State, GO Callable 06/15/24 @ 100
5.000%, 06/15/26	1,325	1,600
Pennsylvania State, GO
5.000%, 07/01/21	1,500	1,771
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,160
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/21	555	672
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,124
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 08/15/22	1,165	1,417
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,700
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/22 @ 100
5.000%, 04/01/23	500	595

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	71

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	$1,465	$1,668
Pennsylvania State, Higher Educational Facilities Authority, University of Pennslyvania Health System Project, RB
5.000%, 08/15/21	1,260	1,506
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19 (B)	3,125	3,577
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/20	500	581
5.000%, 11/01/22	660	791
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB Callable 05/15/25 @ 100
5.000%, 05/15/26	3,000	3,756
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,099
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,179
Pennsylvania State, Turnpike Commission, Motor License Fund, RB Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,191
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,269
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/24	550	680
5.000%, 12/01/25	600	743
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,300
Perkiomen Valley, School District, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	1,250	1,546

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB Callable 06/15/25 @ 100
5.000%, 06/15/26	$1,000	$1,188
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,088
Philadelphia, Gas Works Revenue Authority, RB Callable 08/01/25 @ 100
5.000%, 08/01/26	1,150	1,398
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,451
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (B)	510	578
Philadelphia, Industrial Development Authority, Ser 2015, RB
5.000%, 04/01/25	1,000	1,234
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,118
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	549
5.000%, 01/01/23	1,225	1,485
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,111
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,096
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	441
Pittsburgh, GO, BAM
5.000%, 09/01/23	1,030	1,258
Pittsburgh, Public Parking Authority, Ser A, RB Callable 06/01/25 @ 100
5.000%, 12/01/25	1,060	1,283
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,913
Pittsburgh, Water & Sewer Authority, 1st Lien, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,140

72	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Plum Boro, School District, Ser A, GO, BAM Callable 09/15/23 @ 100
5.000%, 09/15/24	$1,000	$1,215
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/23	1,000	1,212
Quaker Valley, School District, GO
5.000%, 10/01/19	500	571
Rose Tree Media, School District, Ser B, GO Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,779
Swarthmore, Borough Authority, Swarthmore College Project, RB Callable 09/15/25 @ 100
5.000%, 09/15/26	1,255	1,584
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	502
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/23	1,000	1,215
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	571
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	570
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,153
Warwick, School District, GO
5.000%, 02/15/21	750	886
West Chester, Area School District, Ser A, GO
5.000%, 05/15/23	1,000	1,245
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,165
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/22	250	307
West York, Area School District, GO
5.000%, 04/01/22	1,150	1,380
Westmoreland County, Ser A, GO Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,231
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,402

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/25	$1,000	$1,205

		123,731

Puerto Rico — 0.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (B)	820	943

Total Municipal Bonds (Cost $119,465) ($ Thousands)		125,787

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% **†	1,833,069	1,833

Total Cash Equivalent (Cost $1,833) ($ Thousands)		1,833

Total Investments — 101.2% (Cost $121,298) ($ Thousands)		$127,620

Percentages are based on a Net Assets of $126,113 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,787	$—	$125,787
Cash Equivalent	1,833	—	—	1,833

Total Investments in Securities	$1,833	$125,787	$—	$127,620

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	73

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 69.5%

Alabama — 2.1%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB Callable 06/01/26 @ 100
6.000%, 06/01/50	$875	$895
5.750%, 06/01/45	800	809
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB Callable 10/01/23 @ 105
6.500%, 10/01/53	12,750	15,347
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	5,000	5,837

		22,888

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/36 (A)	200	55
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC Pre-Refunded @ 100
6.000%, 09/01/19 (B)	1,000	1,178

		1,233

Arizona — 0.6%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,701
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,704

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	$400	$450
Phoenix, Industrial Development Authority, Ser A, RB Callable 07/01/25 @ 100
5.000%, 07/01/46	1,000	1,030
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	237
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	238
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	567

		6,927

California — 8.1%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	464
Bay Area, Toll Authority, Ser S4, RB Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	8,125
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	400	457
California State, Communities Development Authority, Loma Linda University Medical Center Project, RB Callable 12/01/24 @ 100
5.500%, 12/01/54	1,000	1,094

74	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, Economic Recovery Authority, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/16 (B)	$1,000	$1,016
California State, Financing Authority, Ser B, RB Callable 04/01/16 @ 100
6.000%, 05/01/37	7,500	7,626
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,144
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,227
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,179
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,575
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,166
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Pre-Refunded @ 100
7.750%, 04/01/21 (B)	1,370	1,752
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	270
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB Callable 07/01/25 @ 100
4.300%, 07/01/40	1,500	1,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California State, School Finance Authority, Public Schools Project, Ser A, RB Callable 08/01/25 @ 100
5.000%, 08/01/45	$1,000	$1,070
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,297
Chino, Public Financing Authority, SAB Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,441
5.000%, 09/01/30	1,000	1,113
5.000%, 09/01/34	900	989
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B3, RB Callable 07/15/22 @ 100
5.500%, 01/15/53 (C)	6,250	7,450
Fremont Community Facilities District No. 1, Pacific Commons Project, SAB Callable 09/01/25 @ 100
5.000%, 09/01/40	2,000	2,229
Golden State, Tobacco Securitization, Ser A, RB Callable 06/01/25 @ 100
5.000%, 06/01/40	13,000	14,917
Imperial, Irrigation District, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,755
Kaweah Delta, Health Care District, Ser B, RB Callable 06/01/25 @ 100
4.000%, 06/01/45	1,800	1,821
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	697
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/39	5,885	8,213
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	880	952
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (D)	5,410	2,317

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	75

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Roseville, West Park Community Facilities Authority, SAB Callable 09/01/25 @ 100
5.000%, 09/01/30	$1,000	$1,127
5.000%, 09/01/31	1,000	1,118
5.000%, 09/01/32	1,000	1,115
San Clemente, Special Tax Community, GO Callable 09/01/25 @ 100
5.000%, 09/01/40	390	442
5.000%, 09/01/46	1,110	1,250
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,125
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,865
6.250%, 10/01/40	1,000	1,243
Tustin Community, Facilities District, GO Callable 09/01/25 @ 100
5.000%, 09/01/40	750	821
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (D)	1,800	857

		89,875

Colorado — 1.0%
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/45	2,500	2,804
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	542
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,723
6.250%, 11/15/28	650	828
Copperleaf Metropolitan District No. 2, GO Callable 12/01/20 @ 103
5.750%, 12/01/45	1,000	1,050

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	$500	$563
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,821

		11,331

Connecticut — 0.5%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,539

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/22 @ 100
5.000%, 09/01/42	425	450
4.625%, 09/01/32	1,635	1,696

		2,146

Florida — 2.1%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/22 @ 102
8.000%, 10/01/32	500	622
8.000%, 10/01/42	1,000	1,239
Broward County, Airport System Revenue, Ser Q1, RB Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,250
Capital Trust Agency, RB Callable 12/01/25 @ 100
7.125%, 12/01/50	1,000	1,024
Florida State, Developmental Finance Authority, Renaissance Charter School Project, RB Callable 06/15/25 @ 100
6.125%, 06/15/46	2,200	2,221

76	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	$500	$556
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	261
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	150	152
Florida State, Village Community Development District No. 10, SAB Callable 05/01/23 @ 100
6.000%, 05/01/44	2,220	2,558
Hillsborough County, Aviation Authority, Tampa International Airport Project, Ser A, RB Callable 10/01/24 @ 100
5.000%, 10/01/44	5,000	5,615
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,772
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,116
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,069
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,223
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	557

		23,235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia — 2.0%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/22 @ 100
5.000%, 01/01/37	$2,000	$2,250
5.000%, 01/01/42	3,000	3,348
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	612
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB Callable 07/01/25 @ 100
5.000%, 07/01/60	5,000	5,539
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	468
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/57	2,000	2,435
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,049
Private Colleges & Universities Authority, Savannah College of Art Project, RB Callable 04/01/24 @ 100
5.000%, 04/01/44	6,000	6,585

		22,286

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	564

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Pre-Refunded @ 100
6.250%, 12/01/18 (B)	250	288

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	77

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois — 4.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	$250	$253
Chicago, O’Hare International Airport, Ser C, AMT, RB Callable 01/01/25 @ 100
5.000%, 01/01/46	1,000	1,095
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL
5.250%, 01/01/18	1,500	1,621
Chicago, RB Callable 01/01/25 @ 100
5.000%, 01/01/31	1,250	1,364
5.000%, 01/01/32	1,250	1,357
Chicago, Ser 2002B, GO Callable 01/01/25 @ 100
5.500%, 01/01/34	1,750	1,761
Chicago, Ser 2005D, GO Callable 01/01/25 @ 100
5.500%, 01/01/34	3,500	3,522
5.500%, 01/01/37	2,440	2,448
Chicago, Ser A, GO Callable 01/01/25 @ 100
5.500%, 01/01/33	16,000	16,144
Hillside Village, Senior Lien, Mannheim Redevelopment Project, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	533
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	236
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%, 03/01/37 (A)	300	75
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Pre-Refunded @ 100
7.125%, 05/15/19 (B)	1,000	1,198
Illinois State, Finance Authority, RB Callable 05/15/25 @ 100
5.000%, 05/15/37	500	511

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Pre-Refunded @ 100
5.500%, 08/01/17 (B)	$250	$267
Illinois State, GO Callable 05/01/24 @ 100
5.000%, 05/01/28	1,000	1,087
Illinois State, GO Callable 03/01/22 @ 100
5.000%, 03/01/32	2,000	2,100
5.000%, 03/01/36	1,000	1,043
Illinois State, GO Callable 08/01/22 @ 100
5.000%, 08/01/24	5,970	6,520
Illinois State, GO Callable 07/01/23 @ 100
5.500%, 07/01/38	1,500	1,625
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB Callable 12/15/25 @ 100
5.000%, 06/15/52	1,000	1,058

		45,818

Indiana — 0.8%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	421
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,074
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,672
Indiana State, Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
6.000%, 01/01/19 (B)	1,000	1,145
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,124
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,555	1,845

		9,281

78	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iowa — 2.0%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
9.067%, 05/15/56 (D)	$125	$—
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/24 @ 100
5.400%, 11/15/46 (C)	667	561
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/23 @ 100
5.250%, 12/01/25	10,100	11,011
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	10,467

		22,039

Kansas — 0.3%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	574
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,507
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 04/01/16 @ 102
5.125%, 05/15/42	1,200	1,206

		3,287

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,097
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB Callable 11/15/25 @ 100
5.750%, 11/15/50	$2,000	$2,027
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,114

		4,813

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,673
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	750	877
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	823
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,196
New Orleans, Aviation Board, Ser A1, RB, AGC Callable 01/01/19 @ 100
6.000%, 01/01/23	500	567

		5,136

Maine — 0.2%
Maine State, Finance Authority, Casella Waste Systems Project, AMT, RB
6.250%, 01/01/25 (C)	2,250	2,304

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	79

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	$6,750	$6,445
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Pre-Refunded @ 100
5.750%, 06/01/18 (B)	1,000	1,113
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	5,020
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,336

		23,914

Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,690
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	730	777

		2,467

Michigan — 1.7%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	290
Michigan State, Finance Authority, Local Government Loan Program, RB Callable 10/01/24 @ 100
4.500%, 10/01/29	7,250	7,773

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Michigan State, Finance Authority, Senior Lien, RB Callable 07/01/22 @ 100
5.000%, 07/01/44	$4,500	$4,873
Michigan State, Finance Authority, Senior Lien, RB Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,409
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,026
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	600
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB Pre-Refunded @ 100
8.250%, 09/01/18 (B)	500	593

		18,564

Minnesota — 0.4%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Pre-Refunded @ 100
6.750%, 11/15/18 (B)	300	348
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,020
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	2,000	2,169
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	519

		4,056

80	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	$395	$410
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	265

		675

Nebraska — 1.2%
Central Plains, Energy Project No.3, RB Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,391
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,566
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB Callable 01/01/25 @ 100
5.000%, 01/01/29	5,000	5,847

		13,804

New Jersey — 3.3%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	250	261
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/01/16 @ 100
6.000%, 05/15/28	210	121
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/44	3,000	3,357
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	19,900	17,074
4.750%, 06/01/34	7,000	5,967

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB Callable 06/15/25 @ 100
5.250%, 06/15/41	$1,250	$1,343
5.000%, 06/15/45	2,500	2,629
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/23	3,000	3,396
South Jersey, Transportation Authority LLC, Ser A, RB Callable 11/01/24 @ 100
5.000%, 11/01/39	2,500	2,726

		36,874

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,223

New York — 5.8%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	579
6.250%, 07/15/40	1,500	1,732
Dutchess County, Local Development Authority, Marist College Project, Ser A, RB Callable 07/01/25 @ 100
5.000%, 07/01/45	6,000	6,803
Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,611
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,838
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,181

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	81

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York City, Build NYC Resource, Albert Einstein School of Medicine Project, RB Callable 09/01/25 @ 100
5.500%, 09/01/45	$10,500	$11,389
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.253%, 03/01/26 (C)	425	388
2.243%, 03/01/25 (C)	400	367
2.043%, 03/01/16 (C)	250	250
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 08/01/24 @ 100
5.000%, 08/01/31	2,000	2,401
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	572
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	600	659
5.000%, 05/01/38	500	538
New York State, Dormitory Authority, Ser B, RB Callable 02/15/25 @ 100
5.000%, 02/15/41	5,000	5,772
New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,126
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,264
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/24 @ 100
5.375%, 11/15/40	$4,000	$4,361
5.000%, 11/15/44	11,500	12,225
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,029

		64,745

North Carolina — 0.4%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Pre-Refunded @ 100
5.250%, 01/01/18 (B)	500	542
North Carolina State, Eastern Municipal Power Agency, Ser B, RB Pre-Refunded @ 100
5.000%, 01/01/19 (B)	1,000	1,120
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	273
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,428
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	546

		3,909

Ohio — 8.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	23,643
5.875%, 06/01/47	19,170	17,158
5.125%, 06/01/24	25,500	23,448
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	584

82	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/22 @ 100
5.500%, 06/01/42	$5,000	$5,708
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser S, RB
3.750%, 12/01/23 (C)	20,000	20,625
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,561

		94,727

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	162

Pennsylvania — 1.0%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	269
Chester County, Health & Education Facilities Authority, Ser S, RB Callable 12/01/25 @ 100
5.250%, 12/01/45	700	716
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,680
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	268
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	911

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	$1,000	$1,080
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	258
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	250	269
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,137
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,049
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	254
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,069

		10,960

Rhode Island — 0.6%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB Callable 06/01/25 @ 100
5.000%, 06/01/40	500	532
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB Callable 06/01/25 @ 100
5.000%, 06/01/50	6,250	6,455

		6,987

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	83

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Carolina — 2.9%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	$1,050	$1,069
South Carolina State, Ports Authority, AMT, RB Callable 07/01/25 @ 100
5.250%, 07/01/50	2,500	2,794
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,690
South Carolina State, Public Service Authority, Ser E, RB Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,945

		32,498

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,094

Tennessee — 0.8%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	567
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,273
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,355	2,842
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,703

		9,385

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas — 12.4%
Central Texas, Regional Mobility Authority, Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	$1,000	$1,184
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,109
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	570
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,763
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	804
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	508
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,879
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Pre-Refunded @ 100
7.250%, 12/01/18 (B)	250	294
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB Callable 11/15/24 @ 100
5.000%, 11/15/28	4,055	4,792
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,464

84	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Houston, Higher Education Finance Authority, Cosmos Foundation, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	$695	$827
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB Pre-Refunded @ 100
6.500%, 05/15/21 (B)	805	1,025
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	173
New Hope, Cultural Education Facilities Authority, College Station Project, Ser A, RB Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000	3,273
5.000%, 07/01/47	12,000	12,821
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	135	145
North Texas, Tollway Authority, Second Tier, Ser F, RB Pre-Refunded @ 100
5.750%, 01/01/18 (B)	1,200	1,310
North Texas, Tollway Authority, Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,303
North Texas, Tollway Authority, Ser B, RB Callable 01/01/25 @ 100
5.000%, 01/01/45	6,000	6,781
North Texas, Tollway Authority, Ser B, RB Callable 01/01/23 @ 100
5.000%, 01/01/40	4,000	4,528
North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
5.625%, 01/01/18 (B)	115	125
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	559
Port Beaumont Navigation District, AMT, RB
7.250%, 02/01/36 (C)	20,500	20,458

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/22 @ 100
5.500%, 01/01/32	$500	$532
5.125%, 01/01/41	500	516
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	579
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB Pre-Refunded @ 300
6.250%, 11/15/18 (B)	500	574
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	791
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	27,500	33,500
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,611
Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/24	17,575	17,636
Wise County, Parker County Junior College District Project, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,203

		138,637

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	426

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	871

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	85

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Virginia — 0.4%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/22 @ 100
5.125%, 01/01/43	$1,000	$1,039
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/17 (B)	500	537
Hampton Roads, Sanitation District, Sub- Ser A, RB Callable 08/01/26 @ 100
5.000%, 08/01/30	2,000	2,487
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 07/01/17 @ 100
2.000%, 10/01/48	40	2
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 06/01/23 @ 100
6.000%, 06/01/43	124	122
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	111	100
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54 (A)	123	6

		4,293

Washington — 1.4%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	469
4.000%, 12/01/17	480	499
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,688

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	$400	$451
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Pre-Refunded @ 100
5.500%, 12/01/20 (B)	1,500	1,811
Washington State, Housing Finance Commission, Heron’s Key Project, Ser A, RB Callable 07/01/25 @ 100
7.000%, 07/01/50	750	777
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	1,011
Washington State, Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,626
Washington State, Tobacco Settlement Authority, RB Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,863

		15,195

West Virginia — 0.0%
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	500	542

Wisconsin — 0.7%
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB Callable 07/01/25 @ 100
6.500%, 07/01/50	6,000	6,074
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/25	2,000	2,262

		8,336

Total Municipal Bonds (Cost $715,324) ($ Thousands)		775,334

86	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 12.5%

Consumer Discretionary — 0.3%
Comcast
5.000%	628	$16
Dairy Farmers of America
7.875%	31,000	3,212

		3,228

Financials — 11.0%
Aegon
6.500%	12,101	312
6.375%	128,584	3,255
4.000% (C)	15,390	341
Allstate
6.750%	70,029	1,934
6.625%	104,904	2,885
6.250%	22,789	615
5.625%	85,136	2,209
Arch Capital Group
6.750%	171,974	4,666
Aspen Insurance Holdings
7.250%	342	9
5.950% (C)	50,200	1,297
Astoria Financial
6.500%	78,146	2,032
Axis Capital Holdings
6.875%	70,467	1,853
5.500%	75,743	1,894
Bank of America
6.625%	2,190	57
6.375%	23,154	594
6.204%	31,300	793
6.200%	30,000	761
Bank of New York Mellon
5.200%	50,131	1,288
Barclays Bank PLC
8.125%	39,930	1,024
7.750%	65,500	1,669
7.100%	15,867	397
6.625%	14,975	371
BB&T
5.625%	81,597	2,094
5.200%	9,717	246
Capital One Financial
6.700%	27,109	719
6.250%	99,774	2,573
6.000%	8,677	221
Charles Schwab
6.000%	105,310	2,703
Citigroup
7.125% (C)	18,301	483
6.875% (C)	85,700	2,272
5.800%	61,100	1,552

Description	Shares	Market Value ($ Thousands)
CoBank
6.250% (C)	20,000	$2,053
6.125%	20,000	1,890
Cullen
5.375%	30,953	773
Deutsche Bank Contingent Capital Trust II
6.550%	117,100	2,673
Deutsche Bank Contingent Capital Trust III
7.600%	15,800	382
Fifth Third Bancorp
6.625% (C)	80,000	2,262
First Niagara Financial Group
8.625% (C)	11,680	309
FirstMerit
5.875%	26,878	674
Goldman Sachs Group
6.375% (C)	2,390	64
6.200%	30,850	793
5.950%	1,490	37
5.500% (C)	350,600	8,642
4.000% (C)	43,300	840
HSBC Holdings PLC
8.000%	38,690	996
6.200%	71,103	1,781
HSBC USA
6.500%	35,026	879
ING Groep
7.200%	2,900	76
7.050%	50,127	1,304
6.375%	79,921	2,006
6.200%	4,270	108
6.125%	39,308	994
JPMorgan Chase
6.700%	38,315	1,041
6.125%	29,449	755
KeyCorp
7.750%	5,000	650
M&T Bank
6.250%	3,165	3,218
MetLife
4.000% (C)	18,900	473
Morgan Stanley
7.125% (C)	115,042	3,236
6.875% (C)	53,657	1,450
4.000% (C)	161,113	3,150
National Westminster Bank PLC
7.763%	11,963	307
PNC Financial Services Group
6.125% (C)	79,178	2,252
Prudential PLC
6.750%	63,750	1,680
6.500%	15,808	417

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	87

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 29, 2016

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
RenaissanceRe Holdings
5.375%	88,684	$2,217
Royal Bank of Scotland Group PLC
7.650%	3,470	88
7.250%	2,090	53
5.750%	160,293	3,844
Santander Finance
6.800%	8,000	201
State Street
6.000%	32,900	853
5.900% (C)	114,090	2,978
5.250%	72,463	1,834
SunTrust Banks
5.875%	5,019	128
TCF Financial
7.500%	96,454	2,455
US Bancorp
6.500% (C)	57,342	1,658
6.000% (C)	75,000	1,981
5.150%	57,104	1,466
3.500% (C)	16,800	726
Valley National Bancorp
6.250% (C)	84,000	2,297
Wells Fargo
7.500%	2,861	3,353
6.625% (C)	57,230	1,629
5.850% (C)	120,000	3,059

		122,104

Utilities — 1.2%
Alabama Power
6.450%	46,981	1,276
Georgia Power
6.500%	44,400	4,649
Gulf Power
6.450%	9,000	936
6.000%	6,000	600
5.600%	20,000	2,032
Interstate Power & Light
5.100%	122,460	3,137
NSTAR Electric
4.780%	10,708	1,106
Washington Gas Light
4.800%	1,000	98

		13,834

Total Preferred Stock (Cost $125,828) ($ Thousands)		139,166

CORPORATE OBLIGATIONS — 8.4%

Financials — 8.2%
AXA
6.379%, 12/14/36 (E)	$1,000	1,036

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of America
8.125%, 05/15/18 (C)	$5,250	$5,250
6.500%, 12/31/49 (C)	1,700	1,734
Bank of New York Mellon
4.950%, 02/28/21 (C)	700	685
BNP Paribas
7.375%, 12/29/49 (E)	1,000	935
7.195%, 06/25/37 (C)	400	430
7.195%, 06/29/49 (E)	4,700	5,052
Charles Schwab
7.000%, 02/28/49 (C)	4,325	4,893
Citigroup
8.400%, 04/30/18 (C)	2,000	2,175
5.900%, 12/29/49 (C)	1,300	1,235
Citizens Financial Group
5.500%, 12/29/49 (E)	5,000	4,677
Commonwealth Bank of Australia
6.024%, 03/29/49 (E)	500	495
Credit Agricole
8.375%, 12/31/49 (C)(E)	4,200	4,547
Credit Suisse Group
7.500%, 12/11/48 (E)	2,000	1,925
IFP Funding II LLC
6.500%, 04/01/17 (E)	7,000	7,000
JPMorgan Chase
6.750%, 02/15/26 (C)	3,900	4,134
6.000%, 12/29/49 (C)	3,000	2,970
5.300%, 12/29/49 (C)	1,200	1,169
Lloyds Banking Group PLC
6.657%, 05/21/37 (C)(E)	3,500	3,798
M&T Bank
6.875%, 12/29/49	100	100
6.450%, 12/29/49 (C)	700	737
MetLife
5.250%, 12/29/49 (C)	10,100	9,521
Nordea Bank MTN
6.125%, 12/31/49 (E)	5,000	4,463
5.500%, 09/23/19	2,600	2,391
PNC Financial Services Group
6.750%, 12/31/49 (C)	2,500	2,674
Rabobank Nederland
11.000%, 12/31/49 (C)(E)	7,400	8,734
Royal Bank of Scotland Group PLC
7.500%, 12/29/49 (C)	400	361
Societe Generale
8.000%, 12/30/49 (E)	1,800	1,647
5.922%, 04/29/49 (E)	2,510	2,466
Standard Chartered PLC
7.014%, 07/30/37 (E)	2,700	2,552
Wells Fargo
5.875%, 12/31/49 (C)	1,200	1,271

88	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Westpac Capital Trust IV
5.256%, 12/29/49 (E)	$700	$699

		91,756

Industrials — 0.2%
General Electric
5.000%, 12/29/49 (C)	1,658	1,683

Total Corporate Obligations (Cost $94,949) ($ Thousands)		93,439

U.S. GOVERNMENT AGENCY OBLIGATIONS (D) — 7.6%
FHLB
0.305%, 03/16/16 to 03/23/16	39,800	39,795
0.298%, 03/02/16	2,100	2,100
0.295%, 03/04/16 to 03/28/16	15,400	15,399
0.290%, 03/21/16	3,400	3,399
0.285%, 03/09/16	2,500	2,500
0.280%, 03/01/16	22,200	22,200

Total U.S. Government Agency Obligations (Cost $85,382) ($ Thousands)		85,393

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Notes
0.597%, 01/31/18 (C)	15,000	15,010
0.493%, 10/31/17 (C)	9,400	9,395
0.375%, 03/15/16	200	200

Total U.S. Treasury Obligations (Cost $24,581) ($ Thousands)		24,605

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.010% *†	16,932,867	16,933

Total Cash Equivalent (Cost $16,933) ($ Thousands)		16,933

Total Investments — 101.7% (Cost $1,062,997) ($ Thousands)		$1,134,870

Percentages are based on a Net Assets of $1,115,602 ($ Thousands).

*	Rate shown is the 7-day effective yield as of February 29, 2016.

†	Investment in Affiliated Security (see Note 2).

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 29, 2016.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FHLB — Federal Home Loan Bank

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$775,334	$—	$775,334
Preferred Stock	138,301	865	—	139,166
Corporate Obligations	—	93,439	—	93,439
U.S. Government Agency Obligations	—	85,393	—	85,393
U.S. Treasury Obligations	—	24,605	—	24,605
Cash Equivalent	16,933	—	—	16,933

Total Investments in Securities	$155,234	$979,636	$—	$1,134,870

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	89

Statements of Assets and Liabilities ($ Thousands)

February 29, 2016 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value†	$1,113,015		$1,058,546		$1,573,067		$1,540,728
Affiliated investment, at value††	—		—		14,588		11,723
Cash	2,309		571		—		—
Dividends and interest receivable	1,158		1,033		16,899		7,188
Receivable due from Administrator	52		90		1,462		1,636
Receivable for investment securities sold	—		—		7,055		—
Receivable for fund shares sold	—		—		1,097		2,408
Prepaid Expenses	18		20		28		25
Total Assets	1,116,552		1,060,260		1,614,196		1,563,708
Liabilities:
Investment advisory fees payable	83		96		1,910		1,764
Trustees fees payable	3		3		4		3
Chief Compliance Officer fees payable	2		2		3		3
Income distribution payable	1		6		322		73
Payable for investment securities purchased	—		—		23,983		39,536
Shareholder servicing fees payable Class A	—		—		433		706
Payable for fund shares redeemed	—		—		1,137		2,457
Administration fees payable	—		—		—		—
Payable to custodian	—		—		—		—
Accrued expense payable	44		53		71		67
Total Liabilites	133		160		27,863		44,609
Net Assets	$1,116,419		$1,060,100		$1,586,333		$1,519,099
†Cost of investments	$1,113,015		$1,058,546		$1,483,633		$1,538,466
††Cost of affiliated investment	—		—		14,588		11,723
Net Assets:
Paid-in-capital — (unlimited authorization — no par value)	$1,116,419		$1,060,092		$1,498,876		$1,518,165
Undistributed/(distributions in excess of) net investment income	7		4		136		(3)
Accumulated net realized gain/(loss) on investments and futures contracts	(7)		4		(2,113)		(1,325)
Net unrealized appreciation/(depreciation) on investments	—		—		89,434		2,262
Net Assets	$1,116,419		$1,060,100		$1,586,333		$1,519,099
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.85		$10.05
	($1,116,418,561 ÷ 1,116,568,594 shares	)	($1,060,099,815 1,060,267,969 shares	)	($1,567,086,477 ÷ 132,216,037 shares	)	($1,501,368,544 ÷ 149,419,995 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		$11.86		$10.05
					($19,246,294 ÷ 1,622,635 shares	)	($17,730,509 ÷ 1,765,074 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

(1)	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$292,573		$58,859		$105,125		$168,490		$125,787		$1,117,937
2,832		747		1,922		2,667		1,833		16,933
20		20		20		20		20		—
3,590		543		1,107		1,678		1,341		11,742
—		—		—		—		51		940
—		—		—		—		—		3,563
169		2		22		127		123		1,229
5		1		2		3		3		18
299,189		60,172		108,198		172,985		129,158		1,152,362

98		16		36		51		101		1,456
1		—		—		—		—		3
1		—		—		—		—		2
55		11		13		26		29		507
1,294		—		—		1,576		2,752		33,315
95		9		30		27		108		293
300		130		51		100		52		936
20		6		14		13		—		—
—		—		—		—		—		196
21		—		5		7		3		52
1,885		172		149		1,800		3,045		36,760
$297,304		$60,000		$108,049		$171,185		$126,113		$1,115,602
$276,357		$55,180		$101,001		$160,184		$119,465		$1,046,064
2,832		747		1,922		2,667		1,833		16,933

$280,998		$56,284		$103,891		$162,845		$121,187		$1,052,539
13		(3)		(8)		(2)		(7)		(377)
77		40		42		36		(1,389)		(8,433)
16,216		3,679		4,124		8,306		6,322		71,873
$297,304		$60,000		$108,049		$171,185		$126,113		$1,115,602
$11.05		$10.90		$10.57		$10.97		$10.91		$10.25
($278,627,123 ÷ 25,223,057 shares	)	($59,979,468 ÷ 5,501,524 shares	)	($108,028,766 ÷ 10,224,124 shares	)	($171,134,931 ÷ 15,602,293 shares	)	($126,092,712 ÷ 11,553,228 shares	)	($1,083,000,241 ÷ 105,705,415 shares	)
$11.04		$10.90		$10.56		$10.96		$10.92	(1)	$10.24
($18,676,443 ÷ 1,691,703 shares	)	($20,180 ÷ 1,852 shares	)	($20,220 ÷ 1,914 shares	)	($49,671 ÷ 4,531 shares	)	($20,233 ÷ 1,854 shares	)	($32,601,677 ÷ 3,185,181 shares	)

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	91

Statements of Operations ($ Thousands)

For the six-month period ended February 29, 2016 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund(1)	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$258	$289	$24,128	$6,938
Dividend income	—	—	—	—
Dividend income from affiliated investments*	—	—	1	1
Less: foreign taxes withheld	—	—	—	—
Total Investment Income	258	289	24,129	6,939
Expenses:
Administration fees	1,567	1,903	1,842	1,723
Investment advisory fees	209	228	2,532	2,370
Shareholder servicing fees — Class A	1,305	1,596	1,912	2,076
Registration fees	28	29	24	19
Printing fees	30	33	44	41
Pricing fees	28	32	43	39
Professional fees	25	27	36	34
Proxy fees	25	26	37	34
Custodian/wire agent fees	15	17	22	21
Trustees’ fees	6	7	9	9
Chief Compliance Officer fees	2	3	3	3
Other expenses	15	17	22	20
Total Expenses	3,255	3,918	6,526	6,389
Less, waiver of:
Administration fees	(1,567)	(1,903)	(1,653)	(1,542)
Shareholder servicing fees — Class A	(1,305)	(1,596)	—	(286)
Investment advisory fees	(177)	(187)	—	—
Net Expenses	206	232	4,873	4,561
Net Investment Income	52	57	19,256	2,378
Net Realized Gain/(Loss) on:
Investments	—	9	1,973	242
Futures contracts	—	—	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	—	—	29,227	638
Futures contracts	—	—	—	—
Net Increase in Net Assets from Operations	$52	$66	$50,456	$3,258

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 2 in Notes to Financial Statements.
(1)	Effective September 4, 2015, Class B and Class C Shares of the Institutional Tax Free Fund converted to Class A Shares of the same Fund.
(2)	Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund(2)	Tax-Advantaged Income Fund

$3,630	$724	$1,440	$1,956	$1,615	$21,099
—	—	—	—	—	4,376
—	—	—	—	—	—
—	—	—	—	—	(2)
3,630	724	1,440	1,956	1,615	25,473

340	72	126	199	129	1,578
468	96	174	274	228	2,630
349	73	132	207	164	1,296
3	1	2	3	3	12
8	1	3	5	4	30
19	2	3	5	4	29
7	1	3	4	3	25
7	1	3	4	3	25
4	1	2	2	2	14
2	—	1	1	1	6
1	—	—	—	—	2
5	2	1	2	2	15
1,213	250	450	706	543	5,662

(47)	—	(14)	(21)	(67)	(1,125)
(141)	(29)	(53)	(83)	(1)	—
(169)	(35)	(63)	(100)	(85)	—
856	186	320	502	390	4,537
2,774	538	1,120	1,454	1,225	20,936

836	125	85	124	372	5,369
—	—	—	—	—	(2,838)

5,894	1,513	2,215	3,713	2,105	21,524
—	—	—	—	—	23
$9,504	$2,176	$3,420	$5,291	$3,702	$45,014

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	93

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 29, 2016 (Unaudited) and the year ended August 31, 2015

	Tax Free Fund		Institutional Tax Free Fund(3)
	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015
Operations:
Net Investment Income	$52	$102	$57	$199
Net Realized Gain/(Loss) on Investments	—	65	9	21
Net Change in Unrealized Appreciation/(Depreciation) on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	52	167	66	220
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(52)	(98)	(57)	(165)
Class B	N/A	N/A	—	(32)
Class C	N/A	N/A	—	(1)
Class Y(2)	N/A	N/A	N/A	N/A
Net Realized Gains
Class A	(72)	—	(22)	(25)
Class B	N/A	N/A	—	(5)
Class C	N/A	N/A	—	—
Class Y(2)	N/A	N/A	N/A	N/A
Total Dividends and Distributions	(124)	(98)	(79)	(228)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	4,423,994	7,862,049	2,403,722	4,340,868
Reinvestment of Dividends & Distributions	120	94	30	69
Cost of Shares Redeemed	(4,316,796)	(7,833,766)	(2,336,701)	(4,108,161)
Net Increase/(Decrease) from Class A Transactions	107,318	28,377	67,051	232,776
Class B:
Proceeds from Shares Issued	N/A	N/A	10,752	592,155
Reinvestment of Dividends & Distributions	N/A	N/A	—	21
Cost of Shares Redeemed	N/A	N/A	(202,065)	(576,401)
Net Increase/(Decrease) from Class B Transactions	N/A	N/A	(191,313)	15,775
Class C:
Proceeds from Shares Issued	N/A	N/A	100	8,669
Reinvestment of Dividends & Distributions	N/A	N/A	—	1
Cost of Shares Redeemed	N/A	N/A	(2,349)	(8,907)
Net Decrease from Class C Transactions	N/A	N/A	(2,249)	(237)
Class Y(2):
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase from Class Y Transactions	N/A	N/A	N/A	N/A
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	107,318	28,377	(126,511)	248,314
Net Increase/(Decrease) in Net Assets	107,246	28,446	(126,524)	248,306
Net Assets:
Beginning of Period	1,009,173	980,727	1,186,624	938,318
End of Period	$1,116,419	$1,009,173	$1,060,100	$1,186,624
Undistributed/(Distributions in Excess of) Net Investment Income	$7	$7	$4	$4
(1)	See Note 7 in the Notes to Financial Statements.

(2)	Class Y commenced operations on May 1, 2015 for the Intermediate-Term Municipal and Short Duration Municipal Funds. Class Y commenced operations on October 30, 2015 for the California Municipal Bond Fund.

(3)	Effective September 4, 2015, Class B and Class C Shares of the Institutional Tax Free Fund converted to Class A Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015

$19,256	$35,692	$2,378	$3,287	$2,774	$5,671
1,973	2,454	242	(221)	836	719
29,227	(15,335)	638	(1,149)	5,894	(2,274)
50,456	22,811	3,258	1,917	9,504	4,116

(19,241)	(35,607)	(2,404)	(3,283)	(2,750)	(5,668)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(71)	—	(13)	—	(46)	N/A

—	—	—	—	(1,417)	(304)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
—	—	—	—	—	N/A
(19,312)	(35,607)	(2,417)	(3,283)	(4,213)	(5,972)

214,490	390,977	342,963	601,444	40,734	58,552
17,049	31,371	1,993	2,746	3,663	5,235
(179,554)	(245,714)	(227,590)	(360,333)	(44,705)	(42,297)
51,985	176,634	117,366	243,857	(308)	21,490

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

21,761	20	18,431	20	19,349	N/A
66	—	12	—	46	N/A
(2,625)	—	(741)	—	(776)	N/A
19,202	20	17,702	20	18,619	N/A
71,187	176,654	135,068	243,877	18,311	21,490
102,331	163,858	135,909	242,511	23,602	19,634

1,484,002	1,320,144	1,383,190	1,140,679	273,702	254,068
$1,586,333	$1,484,002	$1,519,099	$1,383,190	$297,304	$273,702
$136	$192	$(3)	$36	$13	$35

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	95

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 29, 2016 (Unaudited) and the year ended August 31, 2015

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015
Operations:
Net Investment Income	$538	$1,062	$1,120	$2,201
Net Realized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts	125	500	85	248
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Futures Contracts and Swap Contracts	1,513	(899)	2,215	(2,018)
Net Increase in Net Assets Resulting from Operations	2,176	663	3,420	431
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(544)	(1,062)	(1,131)	(2,200)
Class B	N/A	N/A	N/A	N/A
Class Y(2)	—	N/A	—	N/A
Net Realized Gains
Class A	(519)	(16)	(291)	(206)
Class B	N/A	N/A	N/A	N/A
Class Y(2)	—	N/A	—	N/A
Total Dividends and Distributions	(1,063)	(1,078)	(1,422)	(2,406)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	6,334	13,331	11,312	20,357
Reinvestment of Dividends & Distributions	937	952	1,319	2,250
Cost of Shares Redeemed	(5,172)	(8,494)	(9,903)	(14,341)
Net Increase from Class A Transactions	2,099	5,789	2,728	8,266
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class B Transactions	N/A	N/A	N/A	N/A
Class Y(2):
Proceeds from Shares Issued	20	N/A	20	N/A
Reinvestment of Dividends & Distributions	—	N/A	—	N/A
Cost of Shares Redeemed	—	N/A	—	N/A
Net Increase from Class Y Transactions	20	N/A	20	N/A
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,119	5,789	2,748	8,266
Net Increase/(Decrease) in Net Assets	3,232	5,374	4,746	6,291
Net Assets:
Beginning of Period	56,768	51,394	103,303	97,012
End of Period	$60,000	$56,768	$108,049	$103,303
Undistributed/(Distributions in Excess of) Net Investment Income	$(3)	$3	$(8)	$3
(1)	See Note 7 in the Notes to Financial Statements.

(2)	Class Y commenced operations on May 1, 2015 for the Tax-Advantaged Income Fund. Class Y commenced operations on October 30, 2015 for the Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

(3)	Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund(3)		Tax-Advantaged Income Fund
09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015

$1,454	$2,992	$1,225	$2,513	$20,936	$35,333
124	609	372	503	2,531	(9,016)
3,713	(1,592)	2,105	(881)	21,547	864
5,291	2,009	3,702	2,135	45,014	27,181

(1,465)	(2,989)	(1,232)	(2,163)	(20,673)	(33,458)
N/A	N/A	(5)	(351)	N/A	N/A
—	N/A	—	N/A	(327)	(106)

(506)	(116)	—	—	—	—
N/A	N/A	—	—	N/A	N/A
—	N/A	—	N/A	—	—
(1,971)	(3,105)	(1,237)	(2,514)	(21,000)	(33,564)

17,511	32,313	26,481	28,866	194,388	326,009
1,767	2,790	1,047	1,952	17,929	28,918
(13,852)	(21,558)	(13,842)	(24,597)	(126,595)	(158,439)
5,426	13,545	13,686	6,221	85,722	196,488

N/A	N/A	2,301	575	N/A	N/A
N/A	N/A	—	54	N/A	N/A
N/A	N/A	(10,212)	(13,753)	N/A	N/A
N/A	N/A	(7,911)	(13,124)	N/A	N/A

50	N/A	20	N/A	25,388	9,435
—	N/A	—	N/A	294	102
—	N/A	—	N/A	(2,161)	(473)
50	N/A	20	N/A	23,521	9,064
5,476	13,545	5,795	(6,903)	109,243	205,552
8,796	12,449	8,260	(7,282)	133,257	199,169

162,389	149,940	117,853	125,135	982,345	783,176
$171,185	$162,389	$126,113	$117,853	$1,115,602	$982,345
$(2)	$9	$(7)	$5	$(377)	$(313)

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	97

Financial Highlights

For the six-month period ended February 29, 2016 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gains/ (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets End of Year or Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2016#	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,116,419	0.04	%(1)	0.62%	0.01%	N/A
2015	1.00	—	—	—	—	—	—	1.00	0.01	1,009,173	0.06	(1)	0.62	0.01	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.01	980,727	0.09	(1)	0.68	0.01	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.01	691,373	0.16	(1)	0.68	0.01	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01	N/A
Institutional Tax Free Fund
Class A
2016#	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,060,100	0.04	%(1)	0.69%	0.01%	N/A
2015	1.00	—	—	—	—	—	—	1.00	0.02	993,061	0.05	(1)	0.62	0.02	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.02	760,291	0.09	(1)	0.68	0.02	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	758,204	0.15	(1)	0.68	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	781,975	0.27	(1)	0.69	0.05	N/A
Intermediate-Term Municipal Fund
Class A
2016#	$11.62	$0.15	$0.23	$0.38	$(0.15)	$—	$(0.15)	$11.85	3.26%	$1,567,087	0.63%		0.85%	2.51%	10%
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63		0.85	2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63		0.85	2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63		0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
Class Y
2016#	$11.62	$0.16	$0.24	$0.40	$(0.16)	$—	$(0.16)	$11.86	3.47%	$19,246	0.38%		0.63%	2.74%	10%
2015@	11.67	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38		0.60	2.85	10
Short Duration Municipal Fund
Class A
2016#	$10.04	$0.02	$0.01	$0.03	$(0.02)	$—	$(0.02)	$10.05	0.27%	$1,501,369	0.63%		0.89%	0.33%	20%
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63		0.85	0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,679	0.63		0.85	0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63		0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
Class Y
2016#	$10.04	$0.03	$0.01	$0.04	$(0.03)	$—	$(0.03)	$10.05	0.40%	$17,730	0.38%		0.62%	0.63%	20%
2015@	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38		0.52	0.52	37
California Municipal Bond Fund
Class A
2016#	$10.84	$0.11	$0.26	$0.37	$(0.11)	$(0.05)	$(0.16)	$11.05	3.45%	$278,627	0.60%		0.86%	1.96%	7%
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85	2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60		0.85	2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60		0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
Class Y@@
2016#	$10.93	$0.07	$0.16	$0.23	$(0.07)	$(0.05)	$(0.12)	$11.04	2.17%	$18,677	0.45%		0.62%	2.03%	7%
Massachusetts Municipal Bond Fund
Class A
2016#	$10.70	$0.10	$0.30	$0.40	$(0.10)	$(0.10)	$(0.20)	$10.90	3.74%	$59,980	0.63%		0.86%	1.85%	5%
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85	1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63		0.85	2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63		0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
Class Y@@
2016#	$10.80	$0.07	$0.20	$0.27	$(0.07)	$(0.10)	$(0.17)	$10.90	2.44%	$20	0.48%		0.82%	1.84%	5%
New Jersey Municipal Bond Fund
Class A
2016#	$10.37	$0.11	$0.23	$0.34	$(0.11)	$(0.03)	$(0.14)	$10.57	3.31%	$108,029	0.60%		0.85%	2.13%	4%
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85	2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60		0.85	2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60		0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61		0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60		0.86	3.04	6
Class Y@@
2016#	$10.45	$0.07	$0.15	$0.22	$(0.08)	$(0.03)	$(0.11)	$10.56	2.06%	$20	0.45%		0.61%	2.17%	4%

98	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gains/ (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets End of Year or Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New York Municipal Bond Fund
Class A
2016#	$10.75	$0.09	$0.26	$0.35	$(0.10)	$(0.03)	$(0.13)	$10.97	3.26%	$171,135	0.60%	0.85%	1.76%	6%
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60	0.85	1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60	0.85	2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
Class Y@@
2016#	$10.84	$0.06	$0.15	$0.21	$(0.06)	$(0.03)	$(0.09)	$10.96	2.00%	$50	0.45%	0.84%	1.75%	6%
Pennsylvania Municipal Bond Fund
Class A
2016#	$10.70	$0.11	$0.21	$0.32	$(0.11)	$—	$(0.11)	$10.91	2.99%	$126,093	0.63%	0.88%	2.03%	5%
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63	0.83	2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63	0.83	2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.83	2.51	9
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
Class Y@@
2016#	$10.79	$0.08	$0.13	$0.21	$(0.08)	$—	$(0.08)	$10.92	1.92%	$20	0.48%	0.58%	2.14%	5%
Tax-Advantaged Income Fund
Class A
2016#	$10.01	$0.20	$0.24	$0.44	$(0.20)	$—	$(0.20)	$10.25	4.44%	$1,083,000	0.86%	1.08%	3.98%	13%
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86	1.08	3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86	1.13	4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
Class Y
2016#	$10.00	$0.22	$0.23	$0.45	$(0.21)	$—	$(0.21)	$10.24	4.58%	$32,602	0.61%	0.84%	4.27%	13%
2015@	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61	1.33	4.94	22

(1)	The Distributor and/or the Administrator have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit one-day net income yield to not less than 0.01% of the each Fund’s average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3 in Notes to Financial Statements.
@	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.
@@	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.
*	Per share calculations were performed using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.
#	For the six-month period ended February 29, 2016. All ratios for the period have been annualized.
N/A	— Not applicable.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	99

Notes to Financial Statements (Unaudited)

February 29, 2016

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Funds, (each a “Fund”, collectively “the Money Market Funds”), and the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund”, collectively “the Fixed Income Funds”). The Funds are registered to offer up to two classes of shares: Class A and Class Y. Currently, the Money Market Funds and the Fixed Income Funds have operational Class A shares. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the

100	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of February 29, 2016, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stock, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six-month period ended February 29, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended February 29, 2016, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended February 29, 2016, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the six-month period ended February 29, 2016, there were no Level 3 securities held by the Funds.

For the six-month period ended February 29, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 29, 2016, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At February 29, 2016, the Funds did not own any futures contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	101

Notes to Financial Statements (Unaudited) (Continued)

February 29, 2016

index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 29, 2016, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Tax-Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain

OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Tax-Advantaged Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Tax-Advantaged Income Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

Investment in Affiliated Security — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividend income from affiliated investments in the Statement of Operations.

The following is a summary of the transactions with affiliates for the six-month period ended February 29, 2016 ($ Thousands):

SEI TAX EXEMPT TRUST, INSTITUTIONAL TAX FREE FUND, CLASS A
	Value 8/31/2015	Purchases at Cost	Proceeds from Sales	Value 2/29/2016	Dividend Income
Intermediate-Term Municipal Fund	$6,890	$183,190	$(175,492)	$14,588	$1
Short Duration Municipal Fund	1,235	341,256	(330,768)	11,723	1
California Municipal Bond Fund	4,207	33,969	(35,344)	2,832	—
Massachusetts Municipal Bond Fund	1,756	7,170	(8,179)	747	—
New Jersey Municipal Bond Fund	2,379	12,119	(12,576)	1,922	—
New York Municipal Bond Fund	1,072	18,722	(17,127)	2,667	—
Pennsylvania Municipal Bond Fund	601	16,351	(15,119)	1,833	—
Tax-Advantaged Income Fund	7,913	71,096	(62,076)	16,933	—

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

102	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Fixed Income Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. In connection with serving as Adviser to the Money Market Funds, SIMC is entitled to a tiered fee, which is calculated daily and paid monthly, based on the combined assets of the Money Market Funds. The annual fee received by SIMC for the Money Market Funds is paid to the sub-advisers of the Money Market Funds in accordance with the sub-advisory agreements. Accordingly, SIMC does not retain a fee for its services as Adviser to the Money Market Funds.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and/or Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Tax Free Fund
Class A	0.05	%(1)	0.30%	0.25%	—	0.45%
Institutional Tax Free Fund
Class A	0.05	%(1)	0.30%	0.25%	—	0.33%
Class B(2)	0.05	%(1)	0.30%	0.25%	0.05%	0.63%
Class C(2)	0.05	%(1)	0.30%	0.25%	0.25%	0.83%
Intermediate-Term Municipal Fund
Class A	0.33%		0.24%	0.25%	—	0.63%
Class Y	0.33%		0.24%	—	—	0.38%
Short Duration Municipal Fund
Class A	0.33%		0.24%	0.25%	—	0.63%
Class Y	0.33%		0.24%	—	—	0.38%
California Municipal Bond Fund
Class A	0.33%		0.24%	0.25%	—	0.60%
Class Y	0.33%		0.24%	—	—	0.45%
Massachusetts Municipal Bond Fund
Class A	0.33%		0.24%	0.25%	—	0.63%
Class Y	0.33%		0.24%	—	—	0.48%
New Jersey Municipal Bond Fund
Class A	0.33%		0.24%	0.25%	—	0.60%
Class Y	0.33%		0.24%	—	—	0.45%
New York Municipal Bond Fund
Class A	0.33%		0.24%	0.25%	—	0.60%
Class Y	0.33%		0.24%	—	—	0.45%
Pennsylvania Municipal Bond Fund
Class A	0.35%		0.20%	0.25%	—	0.63%
Class B(3)	0.35%		0.20%	0.25%	0.05%	0.48%
Class Y	0.35%		0.20%	—	—	0.48%
Tax-Advantaged Income Fund
Class A	0.50%		0.30%	0.25%	—	0.86%
Class Y	0.50%		0.30%	—	—	0.61%

(1)	The Adviser receives an annual fee equal to 0.05% on the first $500 million of net assets, 0.04% for the next $500 million and 0.03% of net assets in excess of $1 billion. The fee is calculated based on the combined assets of the Tax Free and Institutional Tax Free Funds.
(2)	Effective September 4, 2015, Class B and Class C Shares of the Institutional Tax Free Fund converted to Class A Shares of the same Fund.
(3)	Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	103

Notes to Financial Statements (Unaudited) (Continued)

February 29, 2016

The Administrator and/or Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to ensure the one-day net income yield of the Money Market Funds is not less than 0.01% of the Money Market Funds’ average daily net assets. The waiver is voluntary and can be terminated by the Money Market Funds’ Administrator and/or Distributor at any time. The following table shows the waivers by class for the six-month period ended February 29, 2016:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Servicing Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$1,567	$—
Institutional Tax Free Fund, Cl A	1,652	—

As of February 29, 2016, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Tax Free Fund
BofA Advisors, LLC
Institutional Tax Free Fund
BofA Advisors, LLC
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers
Standish Mellon Asset Management Company, LLC
Short Duration Municipal Fund
Neuberger Berman Investment Advisers, LLC
Wells Capital Management, Inc.
California Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Massachusetts Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New Jersey Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New York Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Pennsylvania Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Tax-Advantaged Income Fund
Pacific Investment Management Company, LLC
Spectrum Asset Management, Inc.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC, a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 29, 2016 and for the six-month period then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six-month period ended February 29, 2016, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$233,498	$221,507	$39,316	$4,625
Sales	145,293	123,539	18,402	2,899

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$7,916	$13,412	$13,846	$176,414
Sales	4,067	9,159	6,493	123,273

5. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit

104	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Totals ($ Thousands)
Tax Free Fund	2015	$96	$2	$—	$98
	2014	82	6	—	88
Institutional Tax Free Fund	2015	195	2	31	228
	2014	187	16	30	233
Intermediate-Term Municipal Fund	2015	35,577	30	—	35,607
	2014	32,220	32	—	32,252
Short Duration Municipal Fund	2015	3,279	4	—	3,283
	2014	5,776	16	—	5,792
California Municipal Bond Fund	2015	5,665	3	304	5,972
	2014	5,234	17	1,307	6,558
Massachusetts Municipal Bond Fund	2015	1,062	—	16	1,078
	2014	1,060	—	193	1,253
New Jersey Municipal Bond Fund	2015	2,200	—	206	2,406
	2014	2,107	—	81	2,188
New York Municipal Bond Fund	2015	2,989	19	97	3,105
	2014	2,906	—	330	3,236
Pennsylvania Municipal Bond Fund	2015	2,509	5	—	2,514
	2014	2,485	2	—	2,487
Tax-Advantaged Income Fund	2015	23,515	10,049	—	33,564
	2014	19,099	6,537	1,894	27,530

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	105

Notes to Financial Statements (Unaudited) (Continued)

February 29, 2016

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Tax Free Fund	$15	$—	$66	$—	$—	$—	$(9)	$72
Institutional Tax Free Fund	16	—	14	—	—	—	(9)	21
Intermediate-Term Municipal Fund	3,308	—	—	(3,873)	—	60,136	(3,258)	56,313
Short Duration Municipal Fund	353	—	—	(1,319)	(248)	1,643	(336)	93
California Municipal Bond Fund	507	9	649	—	—	10,329	(479)	11,015
Massachusetts Municipal Bond Fund	94	—	434	—	—	2,166	(91)	2,603
New Jersey Municipal Bond Fund	194	—	247	—	—	1,909	(190)	2,160
New York Municipal Bond Fund	261	—	418	—	—	4,595	(254)	5,020
Pennsylvania Municipal Bond Fund	210	—	—	(1,762)	—	4,217	(204)	2,461
Tax-Advantaged Income Fund	1,712	—	—	(3,383)	(7,489)	51,556	(3,347)	39,049

Post-October losses represent losses realized on investment transactions from November 1, 2014 through August 31, 2015, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Total Capital Loss Carryforward 8/31/2015 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$972	$—	$—	$972
Pennsylvania Municipal Bond Fund	—	1,262	—	—	1,262

During the year ended August 31, 2015, the following Funds utilized capital loss carryforwards to offset realized capital gains.

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Amount ($ Thousands)
Intermediate-Term Municipal Fund	$—	$2,810	$2,810
Short Duration Municipal Fund	45	—	45
Pennsylvania Municipal Bond Fund	—	511	511
Tax-Advantaged Income Fund	22	—	22

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2015 ($ Thousands)
Intermediate-Term Municipal Fund	$1,940	$961	$2,901
Short Duration Municipal Fund	381	938	1,319
Pennsylvania Municipal Bond Fund	2	498	500
Tax-Advantaged Income Fund	3,378	5	3,383

106	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

At February 29, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,498,039	$90,982	$(1,366)	$89,616
Short Duration Municipal Fund	1,550,171	3,379	(1,099)	2,280
California Municipal Bond Fund	279,181	16,231	(7)	16,224
Massachusetts Municipal Bond Fund	55,927	3,679	—	3,679
New Jersey Municipal Bond Fund	102,923	4,250	(126)	4,124
New York Municipal Bond Fund	162,844	8,314	(1)	8,313
Pennsylvania Municipal Bond Fund	121,298	6,327	(5)	6,322
Tax-Advantaged Income Fund	1,061,366	78,481	(4,977)	73,504

At February 29, 2016, the cost of securities held by the Money Market Funds for Federal income tax purposes approximates the cost located in the Schedules of Investments.

7. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund(2)		Intermediate-Term Municipal Fund
	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	4,423,994	7,862,049	2,403,722	4,340,868	18,274	33,453
Reinvestments of Dividends & Distributions	120	94	30	69	1,452	2,684
Cost of Shares Redeemed	(4,316,796)	(7,833,766)	(2,336,701)	(4,108,161)	(15,261)	(21,030)
Total Class A Transactions	107,318	28,377	67,051	232,776	4,465	15,107
Class B:
Proceeds from Shares Issued	N/A	N/A	10,752	592,155	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	—	21	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(202,065)	(576,401)	N/A	N/A
Total Class B Transactions	N/A	N/A	(191,313)	15,775	N/A	N/A
Class C:
Proceeds from Shares Issued	N/A	N/A	100	8,669	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	—	1	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(2,349)	(8,907)	N/A	N/A
Total Class C Transactions	N/A	N/A	(2,249)	(237)	N/A	N/A
Class Y:(1)
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	1,838	2
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	6	—
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(223)	—
Total Class Y Transactions	N/A	N/A	N/A	N/A	1,621	2
Increase/(Decrease) in Share Transactions	107,318	28,377	(126,511)	248,314	6,086	15,109

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	34,148	59,871	3,719	5,379	587	1,239
Reinvestments of Dividends & Distributions	198	273	335	481	87	89
Cost of Shares Redeemed	(22,660)	(35,868)	(4,072)	(3,890)	(478)	(790)
Total Class A Transactions	11,686	24,276	(18)	1,970	196	538
Class Y:(1)
Proceeds from Shares Issued	1,836	2	1,760	N/A	2	N/A
Reinvestments of Dividends & Distributions	1	—	2	N/A	—	N/A
Cost of Shares Redeemed	(74)	—	(70)	N/A	—	N/A
Total Class Y Transactions	1,763	2	1,692	N/A	2	N/A
Increase in Share Transactions	13,449	24,278	1,674	1,970	198	538

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	107

Notes to Financial Statements (Unaudited) (Concluded)

February 29, 2016

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund(3)		Tax-Advantaged Income Fund
	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015	09/01/15 to 02/29/16	2015
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,081	1,939	1,612	2,994	2,462	2,692	19,098	32,269
Reinvestments of Dividends & Distributions	126	214	163	258	97	182	1,757	2,864
Cost of Shares Redeemed	(946)	(1,367)	(1,277)	(1,998)	(1,066)	(2,298)	(12,393)	(15,682)
Total Class A Transactions	261	786	498	1,254	1,493	576	8,462	19,451
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	—	53	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	—	5	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(954)	(1,277)	N/A	N/A
Total Class B Transactions	N/A	N/A	N/A	N/A	(954)	(1,219)	N/A	N/A
Class Y:(1)
Proceeds from Shares Issued	2	N/A	5	N/A	2	N/A	2,469	936
Reinvestments of Dividends & Distributions	—	N/A	—	N/A	—	N/A	29	10
Cost of Shares Redeemed	—	N/A	—	N/A	—	N/A	(212)	(47)
Total Class Y Transactions	2	N/A	5	N/A	2	N/A	2,286	899
Increase/(Decrease) in Share Transactions	263	786	503	1,254	541	(643)	10,748	20,350
(1)	Class Y commenced operations on May 1, 2015 for the Intermediate-Term Municipal, Short Duration Municipal and Tax Advantage Income Funds. Class Y commenced operations on October 30, 2015 for the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.
(2)	Effective September 4, 2015, Class B and Class C Shares of the Institutional Tax Free Fund converted to Class A Shares of the same Fund.
(3)	Effective September 8, 2015, Class B Shares of the Pennsylvania Municipal Bond Fund converted to Class A Shares of the same Fund.
N/A	— Not applicable. Share classes currently not offered.

8. FUND LIQUIDATIONS

The U.S. Securities and Exchange Commission recently adopted amendments to the rules that govern money market funds, several key provisions of which are scheduled to go into effect later in 2016. These amendments will substantially change the way in which many money market funds operate and accordingly have resulted (and likely will continue to result) in significant changes to the money market fund industry as a whole. In general, any money market fund that does not limit its investors to natural persons and does not limit its investment portfolio to government securities (and equivalent instruments) will be required to incur significant compliance and operational costs. This changing regulatory environment was one of several factors that led SIMC to recommend to the Board of Trustees (the “Board”) of the Trust that the Tax Free and Institutional Tax Free Funds (each a “Liquidating Fund” and collectively the “Liquidating Funds”), each a portfolio of the Trust, be closed and their portfolios be liquidated.

At a meeting of the Board held on January 27, 2016, the Board approved the closing and liquidation of the Liquidating Funds.

Accordingly, each Liquidating Fund is commencing the orderly liquidation and distribution of its portfolio pursuant to a plan of liquidation approved by the Board. Each shareholder will receive its pro rata portion of the applicable Liquidating Fund’s liquidation proceeds. It is currently expected that the liquidation proceeds of the Liquidating Funds will be distributed to shareholders on or about July 22, 2016. In anticipation of the Liquidating Funds closing, each Liquidating Fund will convert all or substantially all of its assets to cash or cash equivalents. Therefore, each Liquidating Fund may not be managed in accordance with its stated investment strategy going forward, pending the distribution of the liquidation proceeds.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of February 29, 2016.

108	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2015 to February 29, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	109

Disclosure of Fund Expenses (Unaudited) (Concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratios	Expenses Paid During Period
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.04%	$0.20	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.66	0.04%	$0.20	*
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.04%	$0.20	*
Hypothetical 5% Return
Class A	$1,000.00	$1,024.66	0.04%	$0.20	*
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,032.60	0.63%	$3.18	*
Class Y	1,000.00	1,034.70	0.38	1.27	*
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17	*
Class Y	1,000.00	1,022.97	0.38	1.91	*
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,002.70	0.63%	$3.14	*
Class Y	1,000.00	1,004.00	0.38	1.89	*
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17	*
Class Y	1,000.00	1,022.97	0.38	1.91	*
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,034.50	0.60%	$3.04	*
Class Y‡	1,000.00	1,001.30	0.45	1.48	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.88	0.60%	$3.02	*
Class Y	1,000.00	1,022.63	0.45	2.26	*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,037.40	0.63%	$3.19	*
Class Y‡	1,000.00	1,024.40	0.48	1.59	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17	*
Class Y	1,000.00	1,022.48	0.48	2.41	*

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratios	Expenses Paid During Period
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,033.10	0.60%	$3.03	*
Class Y‡	1,000.00	1,020.60	0.45	1.49	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.88	0.60%	$3.02	*
Class Y	1,000.00	1,022.63	0.45	2.26	*
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,032.60	0.60%	$3.03	*
Class Y‡	1,000.00	1,020.00	0.45	1.49	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.88	0.60%	$3.02	*
Class Y	1,000.00	1,022.63	0.45	2.26	*
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,029.90	0.63%	$3.18	*
Class Y‡	1,000.00	1,019.20	0.48	1.59	**
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17	*
Class Y	1,000.00	1,022.48	0.48	2.41	*
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,044.40	0.86%	$4.37	*
Class Y	1,000.00	1,045.80	0.61	2.06	*
Hypothetical 5% Return
Class A	$1,000.00	$1,020.59	0.86%	$4.32	*
Class Y	1,000.00	1,021.83	0.61	3.07	*

‡	Class Y commenced operations on October 30, 2015.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 120/366 (to reflect the period since inception to period end).

110	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016

Shareholder Voting Proxy Results (Unaudited)

A Special Meeting of Shareholders of the SEI Tax Exempt Trust (the “Trust”) was held on January 15, 2016 for the purpose of considering the proposal to elect, as a slate of nominees, each of the current Trustees and one new Trustee to the Board of Trustees of the Trust. The proposal was approved with the following voting results:

Trustee/Directors	Shares Voted
Robert A. Nesher
For	1,535,503,663.183
Withheld	12,706,061.797
William M. Doran
For	1,535,323,382.825
Withheld	12,886,342.155
George J. Sullivan
For	1,535,645,223.633
Withheld	12,564,501.347
Nina Lesavoy
For	1,535,659,661.725
Withheld	12,550,063.255
James M. Williams
For	1,535,621,322.985
Withheld	12,588,401.995
Mitchell A. Johnson
For	1,535,660,662.700
Withheld	12,549,062.280
Hubert L. Harris, Jr.
For	1,535,606,197.750
Withheld	12,603,527.230
Susan C. Cote
For	1,535,613,335.444
Withheld	12,596,389.536

A Special Meeting of Shareholders of the SEI Tax Exempt Trust (the “Trust”) was held on January 15, 2016 for the purpose of considering the proposal to amend the Agreement and Declaration of Trust for the Trust to reduce the shareholder quorum requirement from a majority to one-third (33 – 1/3%). The proposal was approved with the following voting results:

Shares Voted
For	1,472,984,600.442
Against	47,206,716.923
Withheld	20,537,124.677
Broker Non-Vote	7,481,282.938

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2016	111

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 29, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-090 (2/16)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report..

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: May 6, 2016